                                                                            CASH
                                                                      MANAGEMENT
                                                                    MONEY MARKET
                                                                           FUNDS

                                                                   ANNUAL REPORT
                                              For the period ended June 30, 1999


                                               CASH MANAGEMENT MONEY MARKET FUND


                                TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND



                    U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND


                                      TREASURY CASH MANAGEMENT MONEY MARKET FUND


                                     MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND






                                                                [ONE GROUP LOGO]

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:

              - are not deposits or obligations of, or guaranteed by,
                BANK ONE CORPORATION or any of its affiliates,

              - are not insured by the FDIC, and           [CANCELLED FDIC LOGO]

              - are subject to investment risks, including possible
                loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

Portfolio Performance Review................................................   2
Schedules of Portfolio Investments............................................ 7
Statements of Assets and Liabilities......................................... 17
Statements of Operations..................................................... 18
Statements of Changes in Net Assets.......................................... 21
Notes to Financial Statements................................................ 26
Financial Highlights......................................................... 35
Report of Independent Accountants............................................ 45

                  One Group Cash Management Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Cash Management Money Market Fund was 4.72% on June 30, 1999, compared to 4.89% on December 31, 1998, and 5.28% on June 30, 1998.(1)

DID THE FUND MAINTAIN ITS "AAA" RATING?
We maintained a fairly short average weighted maturity. On June 30, 1999, the Fund's weighted average maturity was 45 days. This strategy allowed the Fund to maintain its "AAA" average quality rating -- the best-possible rating -- from Standard & Poor's and Moody's Investors Service.

To maintain this rating, the Fund's weighted average maturity must not exceed 60 days. This means that the Fund's yield will be sensitive to, and reflect relatively quickly, rates on newly issued short-term instruments. So, when the Federal Reserve eases short-term rates, the Fund's yield will drop fairly quickly, conversely, when the Fed tightens, the yield will go up quickly.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We continued to buy high-quality securities offering good value, including commercial paper, Yankee certificates of deposit, fixed- and variable-rate corporate notes and repurchase agreements. We adjusted the maturity of the instruments we purchased based on the current and expected shape of the yield curve. For example, at certain times of the year, such as at quarter end or year end, technical pressures emerge in the market, making short-dated instruments a better value than longer-dated investments. We tailored our investments to take advantage of these and other circumstances as they developed.

In the second half of 1998, market and economic turmoil abroad was a factor in setting limitations on various issuers on our approved list -- those deemed to be at risk from the events overseas. However, strict attention to our "due diligence" process helped us avoid situations that could have adversely affected the Fund's performance.

We also closely monitored the Fund's liquidity using statistical techniques that allow us to maximize yield while maintaining sufficient reserves to meet shareholder redemptions.

WHAT IS YOUR OUTLOOK FOR THE FUND?
The Federal Reserve has expressed concern regarding the pace at which the U.S. economy continues to grow. Of course, the extent to which the Fed responds will significantly affect the Fund's yield.

The market anticipates modest tightening, which began with a quarter-point rate hike at the end of June. We intend to manage the Fund's weighted average maturity to capitalize on the volatility, which likely will ensue. If rates overshoot what we believe to be justified, we will extend the weighted average maturity to take advantage of that situation.

/s/ Sherman Smith
Sherman Smith
Team Leader
Money Market Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

                                          AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES   7 DAY YIELD   1 YEAR  5 YEARS  10 YEARS   SINCE INCEPTION
    Class I          4.72%        5.02%   5.28%     NA          4.74%
    Class A          4.47%        4.75%     NA      NA          5.10%

(1) The Fund previously was a member of the Pegasus Funds, which had a fiscal year-end of December 31, 1998 -- the date of the last Pegasus Funds annual report. The Pegasus Funds merged with the One Group in March 1999, and the Fund's fiscal year-end is now June 30.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

           One Group Treasury Prime Cash Management Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Treasury Prime Cash Management Money Market Fund was 4.27% on June 30, 1999, compared to 4.19% on December 31, 1998, and 4.75% on June 30, 1998.(1) The increase from December 31 primarily was due to the general increase in interest rates that culminated with a Federal Reserve rate tightening in late-June 1999.

HOW WOULD YOU CHARACTERIZE THE SHORT-TERM INTEREST RATE CLIMATE DURING THE
PERIOD?
Over the past 12 months, we have witnessed a complete market interest rate cycle. In the summer of 1998, strong consumer demand and increased inflation risk led to an expected interest rate tightening from the Federal Reserve. Then, in the fall of 1998, weakening conditions in Asia, Brazil and Russia were the catalyst for a series of three Fed easing moves, which cut rates by 0.75 percentage point. The yield on the one-year Treasury bill dropped from a high of 5.36% to a low of 3.84%.

The Fed's easing of rates spurred further increases in consumer demand. This, combined with a stabilization of the international economies, pushed interest rates higher during the first half of 1999, and the one-year Treasury bill yield moved back up to 5.20%.

There were other factors that contributed to the market volatility. For example, budget surpluses allowed the U.S. Treasury to significantly reduce the issuance of Treasury securities. At the same time, agency supply increased significantly, due in large part to low mortgage rates and the overwhelming demand for home loans.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We employed a combination of maturity strategies, including a barbell structure and a ladder approach. When prospects for increased yields were high, we employed a barbell strategy. In using the barbell maturity structure, we purchased securities at the short and long ends of our maturity range. The Fund was able to capture yield advantages from the longer-term securities and maintain liquidity with the shorter-term instruments. As the outlook moved to neutral or lower yields, we progressed toward a ladder approach, purchasing securities across the entire curve.

On June 30, 1999, the Fund's average maturity was 56 days. This enabled the Fund to maintain its "AAA" quality rating -- the highest available -- from Standard & Poor's and Moody's Investors Service. To receive this rating, a fund must have an average maturity no greater than 60 days.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect to continue employing the barbell maturity structure. This strategy works well with our goals of maintaining a stable net asset value, providing liquidity and offering a competitive rate of return.

Of course, economic activity will have an effect on the Fund, so we will continue to monitor several factors that may influence our strategy and the Fund's performance. These include consumer demand, inflation expectations, monetary policy, fiscal policy and international economic and market conditions.

/s/ Sherman Smith
Sherman Smith
Team Leader
Money Market Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

                                       AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD  1 YEAR  5 YEARS  10 YEARS  SINCE INCEPTION
      Class I         4.27%     4.42%     NA        NA          4.86%
      Class A         4.02%     4.16%     NA        NA          4.60%

(1) The Fund previously was a member of the Pegasus Funds, which had a fiscal year-end of December 31, 1998 -- the date of the last Pegasus Funds annual report. The Pegasus Funds merged with the One Group in March 1999, and the Fund's fiscal year-end is now June 30.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                      One Group U.S. Government Securities
                       Cash Management Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
The seven-day yield on One Group U.S. Government Securities Cash Management Money Market Fund was 4.64% on June 30, 1999, compared to 4.68% on December 31, 1998, and 5.38% on June 30, 1998.(1)

HOW WOULD YOU CHARACTERIZE THE SHORT-TERM INTEREST RATE CLIMATE DURING THE
PERIOD?
Over the past 12 months, we have witnessed a complete market interest rate cycle. In the summer of 1998, strong consumer demand and increased inflation risk led to an expected interest rate tightening from the Federal Reserve. Then, in the fall of 1998, weakening conditions in Asia, Brazil and Russia were the catalyst for a series of three Fed easing moves, which cut rates by 0.75 percentage point. The yield on the one-year Treasury bill dropped from a high of 5.36% to a low of 3.84%.

The Fed's easing of rates spurred further increases in consumer demand. This, combined with a stabilization of the international economies, pushed interest rates higher during the first half of 1999, and the one-year Treasury bill yield moved back up to 5.20%.

There were other factors that contributed to the market volatility. For example, budget surpluses allowed the U.S. Treasury to significantly reduce the issuance of Treasury securities. At the same time, agency supply increased significantly, due in large part to low mortgage rates and the overwhelming demand for home loans.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We continued to implement a barbell maturity structure, a common strategy that involves investing in securities at the long and short ends of a particular maturity range instead of those with intermediate maturities. At the "long" end, we purchased securities with maturities of six months to one year, and at the "short" end, we held overnight repurchase agreements. This strategy helped the fund maintain a high level of liquidity while benefiting from higher yields. The "long" securities offered the yield advantages, while the "short" securities provided the liquidity to meet shareholder redemptions.

At year end, the Fund's average maturity was 49 days. This strategy allowed the Fund to maintain its "AAA" average quality rating -- the best-possible rating -- from Standard & Poor's and Moody's Investors Service. To maintain this rating, the Fund's weighted average maturity must not exceed 60 days.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect to continue employing the barbell maturity structure. This strategy works well with our goals of maintaining a stable net asset value, providing liquidity and offering a competitive rate of return.

Of course, economic activity will have an effect on the Fund, so we will continue to monitor several factors that may influence our strategy and the Fund's performance. These include consumer demand, inflation expectations, monetary policy, fiscal policy and international economic and market conditions.

/s/ Sherman Smith
Sherman Smith
Team Leader
Money Market Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

                                            AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD  1 YEAR  5 YEARS  10 YEARS  SINCE INCEPTION
      Class I         4.64%     4.89%    5.21%      NA          4.61%
      Class A         4.39%     4.63%     NA        NA          5.02%

(1) The Fund previously was a member of the Pegasus Funds, which had a fiscal year-end of December 31, 1998 -- the date of the last Pegasus Funds annual report. The Pegasus Funds merged with the One Group in March 1999, and the Fund's fiscal year-end is now June 30.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

              One Group Treasury Cash Management Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Treasury Cash Management Money Market Fund was 4.47% on June 30, 1999, compared to 4.53% on December 31, 1998, and 5.31% on June 30, 1998.(1)

HOW WOULD YOU CHARACTERIZE THE SHORT-TERM INTEREST RATE CLIMATE DURING THE
PERIOD?
Over the past 12 months, we have witnessed a complete market interest rate cycle. In the summer of 1998, strong consumer demand and increased inflation risk led to an expected interest rate tightening from the Federal Reserve. Then, in the fall of 1998, weakening conditions in Asia, Brazil and Russia were the catalyst for a series of three Fed easing moves, which cut rates by 0.75 percentage point. The yield on the one-year Treasury bill dropped from a high of 5.36% to a low of 3.84%.

The Fed's easing of rates spurred further increases in consumer demand. This, combined with a stabilization of the international economies, pushed interest rates higher during the first half of 1999, and the one-year Treasury bill yield moved back up to 5.20%.

There were other factors that contributed to the market volatility. For example, budget surpluses allowed the U.S. Treasury to significantly reduce the issuance of Treasury securities. At the same time, agency supply increased significantly, due in large part to low mortgage rates and the overwhelming demand for home loans.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We continued to implement a barbell maturity structure, a common strategy that involves investing in securities at the long and short ends of a particular maturity range instead of those with intermediate maturities. At the "long" end, we purchased securities with maturities of six months to one year, and at the "short" end, we held overnight repurchase agreements. This strategy helped the fund maintain a high level of liquidity while benefiting from higher yields. The "long" securities offered the yield advantages, while the "short" securities provided the liquidity to meet shareholder redemptions.

On June 30, 1999, the Fund's average maturity was 54 days. This strategy enabled the Fund to maintain its "AAA" quality rating -- the highest available -- from Standard & Poor's and Moody's Investors Service. To receive this rating, a fund must have an average maturity no greater than 60 days.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect to continue employing the barbell maturity structure. This strategy works well with our goals of maintaining a stable net asset value, providing liquidity and offering a competitive rate of return.

Of course, economic activity will have an effect on the Fund, so we will continue to monitor several factors that may influence our strategy and the Fund's performance. These include consumer demand, inflation expectations, monetary policy, fiscal policy and international economic and market conditions.

/s/ Sherman Smith
Sherman Smith
Team Leader
Money Market Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

                                            AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD  1 YEAR  5 YEARS  10 YEARS  SINCE INCEPTION
      Class I         4.47%     4.79%     NA        NA          5.06%
      Class A         4.22%     4.53%     NA        NA          4.79%

(1) The Fund previously was a member of the Pegasus Funds, which had a fiscal year-end of December 31, 1998 -- the date of the last Pegasus Funds annual report. The Pegasus Funds merged with the One Group in March 1999, and the Fund's fiscal year-end is now June 30.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

             One Group Municipal Cash Management Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Municipal Cash Management Money Market Fund was 3.48% on June 30, 1999, compared to 3.27% on December 31, 1998, and 3.35% on June 30, 1998.(1) The increase from December 31 primarily was due to the general increase in interest rates, which culminated with a Federal Reserve rate hike in late June 1999.

WHAT CONTRIBUTED TO THE CHANGE IN YIELD?
After declining during the final quarter of 1998, interest rates held relatively stable throughout January and February. Then, beginning in early spring and through the end of the fiscal year, rates began to increase due to concerns that the Federal Reserve may have eased unnecessarily and that inflation may be looming in the wake of continued economic growth. Rates on one-year notes increased to 3.40%, and variable-rate issues traded within a range of 2.25% to 4.00%.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary strategy involved balancing the Fund's security mix between variable- and fixed-rate issues in an effort to anticipate and react to changing market conditions. We also relied upon our quality-oriented selection process to uncover issues that we believe represent minimal credit risk.

Initially, our strategy was to extend the Fund's average maturity to lock in yields during a falling rate environment. As the rate declines subsided in early spring, our strategy subsequently shifted to shorter maturities and emphasized variable-rate issues to benefit from the trend toward rising interest rates.

The Fund's average maturity was 17 days on June 30, 1999, compared to 41 days on December 31, 1998. Having a relatively short average maturity means that the Fund's yield will be sensitive to, and reflect relatively quickly, rates on newly issued short-term instruments. So, when the Federal Reserve tightens short-term rates, the Fund's yield will go up quickly; conversely, when the Fed eases, the yield will drop quickly.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Economic pressures and concerns about inflation should continue to favor an upward rate bias over the near term. The short-term municipal market also will have to contend with an unfavorable technical environment -- whereby demand exceeds supply -- as many issuers either shift their debt beyond the money market range or reduce their outstanding short-term debt with favorable surpluses. Generally, an extended rising rate trend also may bring about the possibility of deteriorating credit and widening yield spreads. With that in mind, our investment strategy will continue to selectively favor quality-rated issues and use shorter average maturities to generate consistent, attractive returns.

/s/ Sherman Smith
Sherman Smith
Team Leader
Money Market Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

                                            AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD  1 YEAR  5 YEARS  10 YEARS  SINCE INCEPTION
      Class I         3.48%     2.97%     NA        NA          3.15%
      Class A         3.23%     2.71%     NA        NA          2.90%

(1) The Fund previously was a member of the Pegasus Funds, which had a fiscal year-end of December 31, 1998 -- the date of the last Pegasus Funds annual report. The Pegasus Funds merged with the One Group in March 1999, and the Fund's fiscal year-end is now June 30.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

--------------------------------------------------------------------------------
One Group Mutual Funds
Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
 COMMERCIAL PAPER (66.1%):
Asset Backed (34.2%):
$ 50,000    Amsterdam Funding Corp., 5.05%,
              7/23/99..........................  $   49,846
  12,000    Atlantis One Funding Corp., 4.82%,
              7/30/99..........................      11,953
  70,500    Atlantis One Funding Corp., 4.83%,
              8/24/99..........................      69,990
  40,000    Atlantis One Funding Corp., 4.91%,
              11/22/99.........................      39,214
  35,000    Bavaria TRR Corp., 4.83%,
              7/20/99..........................      34,911
  23,000    Bavaria TRR Corp., 4.84%,
              8/17/99..........................      22,855
  25,000    Dakota (Citibank Credit Card Master
              Trust), 4.91%, 7/14/99...........      24,956
  20,000    Dakota (Citibank Credit Card Master
              Trust), 5.07%, 7/26/99...........      19,930
  49,000    Dakota (Citibank Credit Card Master
              Trust), 5.07%, 8/4/99............      48,765
  53,971    Receivables Capital Corp., 5.16%,
              7/15/99..........................      53,864
  20,818    Receivables Capital Corp., 5.16%,
              7/26/99..........................      20,743
  28,448    Repeat Offering Securitization
              Entity, 4.77%, 7/20/99...........      28,376
   9,125    Repeat Offering Securitization
              Entity, 4.83%, 7/28/99...........       9,092
  37,300    Sceptre International, Inc., 5.08%,
              7/19/99..........................      37,205
  28,800    Sceptre International, Inc., 5.09%,
              7/26/99..........................      28,698
  20,700    Sheffield Receivables Corp., 5.05%,
              7/9/99...........................      20,677
  25,000    Sigma Finance, Inc., 4.94%,
              8/16/99..........................      24,842
  25,000    Sigma Finance, Inc., 4.94%,
              9/10/99..........................      24,756
  24,360    Sigma Finance, Inc., 5.00%,
              11/15/99.........................      23,896
  40,000    Sigma Finance, Inc., 5.00%,
              11/22/99.........................      39,200
  50,000    Special Purpose Accounts Receivable
              Corp., 5.13%, 8/9/99.............      49,722
  50,000    Special Purpose Accounts Receivable
              Corp., 5.15%, 8/10/99............      49,714
  25,000    WCP Funding, Inc., 4.84%,
              7/21/99..........................      24,933
                                                 ----------

                                                    758,138
                                                 ----------
Banking (20.0%):
  50,000    AB Spintab, 4.86%, 7/23/99.........      49,852
  25,000    AB Spintab, 4.87%, 9/8/99..........      24,767
  32,500    Banco Nacional de Comercio
              Exterior, 4.84%, 7/12/99.........      32,452
  25,000    Banco Rio de la Plata SA, 4.93%,
              12/3/99..........................      24,469
  50,000    Banco Santander Puerto Rico, 4.87%,
              7/15/99..........................      49,905
  25,000    Galicia Buenos Aires Funding Corp.,
              4.90%, 7/2/99....................      24,997
  50,000    Galicia Buenos Aires Funding Corp.,
              5.40%, 3/28/00...................      47,975

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
Banking, continued:
$ 45,000    Hong Kong Bank of Canada, 4.90%,
              8/18/99..........................  $   44,706
  50,000    Swedbank, 4.83%, 7/6/99............      49,966
  50,000    Swedbank, 4.83%, 7/8/99............      49,953
  25,000    Unifunding, Inc., 4.75%, 7/15/99...      24,954
  20,000    Unifunding, Inc., 4.74%, 7/21/99...      19,947
                                                 ----------
                                                    443,943
                                                 ----------
Brokerage Services (2.3%):
  50,000    Credit Suisse First Boston
              Guernsey, 4.84%, 7/13/99.........      49,919
                                                 ----------
Electric & Gas Utilities (3.3%):
  27,250    AES Shady Point, 4.78%, 7/22/99....      27,174
  45,095    AES Shady Point, 4.83%, 8/27/99....      44,750
                                                 ----------
                                                     71,924
                                                 ----------
Information Systems (0.8%):
  16,700    CSC Enterprises, 5.05%, 7/12/99....      16,674
                                                 ----------
Mortgage Bankers & Correspondents (2.3%):
  50,000    Homeside Lending, Inc, 5.05%,
              7/13/99..........................      49,916
                                                 ----------
Office Equipment & Services (2.3%):
  50,000    Xerox Capital de Mexico S.A. de CV,
              4.83%, 7/7/99....................      49,960
                                                 ----------
Oil & Gas Exploration (0.9%):
  20,000    Petrobras International Finance
              Co., 4.75%, 9/9/99...............      19,815
                                                 ----------
  Total Commercial Paper                          1,460,289
                                                 ----------
BANK NOTES (1.1%):
Banking (1.1%):
25,000      PNC Bank, 5.56%, 10/12/99*.........      25,000
                                                 ----------
  Total Bank Notes.............................      25,000
                                                 ----------
CORPORATE NOTES (1.6%):
Banking (1.6%):
  35,000    Morgan Guaranty Trust Co., 5.57%,
              9/27/99*.........................      34,997
                                                 ----------
  Total Corporate Notes                              34,997
                                                 ----------
MASTER NOTES (3.4%):
Automotive (3.4%):
  75,000    Wheels, Inc., 5.26%, 1/18/00*......      75,000
                                                 ----------
  Total Master Notes...........................      75,000
                                                 ----------
MEDIUM TERM NOTES (3.0%):
Asset Backed (3.0%):
  52,000    Short Term Repackaged Asset Trust
              Securities, Series 1999-C, 5.02%,
              4/13/00*.........................      52,000
  15,000    Sigma Finance, Inc., 5.17%,
              4/12/00..........................      15,000
                                                 ----------
  Total Medium Term Notes......................      67,000
                                                 ----------
FUNDING AGREEMENTS (14.4%):
Insurance (14.4%):
  25,000    Allstate Life Insurance Co., 5.10%,
              2/15/00*.........................      25,000

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
FUNDING AGREEMENTS, CONTINUED:
Insurance, continued:
$ 87,000    General American Life Insurance
              Co., 5.24%, 1/19/00*.............  $   87,000
  20,000    General American Life Insurance
              Co., 5.13%, 1/19/00*.............      20,000

  35,000    Monumental Life Insurance Co.,
              5.15%, 7/3/00*...................      35,000
  25,000    Security Benefit Life Insurance
              Co., 5.20%, 5/15/00*.............      25,000
  25,000    Sunamerica Life Insurance Co.,
              5.36%, 10/2/99*..................      25,000
  25,000    Sunamerica Life Insurance Co.,
              5.36%, 11/6/99*..................      25,000
  25,000    Travelers Insurance Co., 5.43%,
              11/6/99*.........................      25,000
  25,000    Travelers Insurance Co., 5.55%,
              12/13/99*........................      25,000
  25,000    Western and Southern Life Insurance
              Co., 5.55%, 1/29/03*.............      25,000
                                                 ----------
  Total Funding Agreements.....................     317,000
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
CERTIFICATES OF DEPOSIT (4.9%):
Banking (0.3%):
$  7,500    Michigan National Bank, 5.13%,
              5/3/00...........................  $    7,498
                                                 ----------
Banking -- Foreign (4.6%):
  15,000    Abbey National, 5.13%, 5/4/00......      14,991
  25,000    Bayerische Hypo-Und Vereinsbank AG,
              5.11%, 4/10/00...................      24,991
  20,000    Bayerische Landesbank Girozentrale,
              5.12%, 3/21/00...................      19,992
  10,000    Den Danske Corp., 5.04%, 2/9/00....       9,999
  10,000    Deutsche Bank AG, 5.19%, 5/8/00....       9,996
  20,000    Societe Generale, 5.69%, 7/16/99...      20,006
                                                 ----------
                                                     99,975
                                                 ----------
  Total Certificates of Deposit................     107,473
                                                 ----------
TIME DEPOSITS (7.9%):
 174,101    Westdeutsche Landesbank GZ, 5.63%,
              7/1/99...........................     174,101
                                                 ----------
  Total Time Deposits..........................     174,101
                                                 ----------
Total (Amortized Cost $2,260,860)(a)...........  $2,260,860
                                                 ==========

------------

Percentages indicated are based on net assets of $2,207,636.

(a) Cost and value for financial reporting purposes are the same.

* Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

See notes to financial statements

--------------------------------------------------------------------------------
One Group Mutual Funds
Treasury Prime Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (99.4%):
U.S. Treasury Bills (59.7%):
$   3,878   7/22/99............................  $    3,868
   11,572   7/29/99............................      11,532
   27,752   8/5/99.............................      27,632
   62,245   8/12/99............................      61,917
   50,000   8/19/99............................      49,694
   12,343   9/2/99.............................      12,250
   49,923   9/9/99.............................      49,487
   86,967   9/16/99............................      86,136
   25,000   9/23/99............................      24,732
   25,000   9/30/99............................      24,703
    6,300   10/28/99...........................       6,204
                                                 ----------
                                                    358,155
                                                 ----------
U.S. Treasury Notes (39.7%):
   15,000   5.88%, 7/31/99.....................      15,015
   91,951   6.88%, 7/31/99.....................      92,113
  100,000   6.00%, 8/15/99.....................     100,156
   25,000   5.88%, 8/31/99.....................      25,043
    5,701   6.38%, 1/15/00.....................       5,740
                                                 ----------
                                                    238,067
                                                 ----------
  Total U.S. Treasury Obligations                   596,222
                                                 ----------
Total (Amortized Cost $596,222)(a)               $  596,222
                                                 ==========

------------

Percentages indicated are based on net assets of $599,825.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
U.S. Government Securities Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (34.9%):
Federal Home Loan Bank (15.6%):
$  60,000   5.00%, 10/27/99....................  $   60,000
   25,000   4.98%, 1/26/00*....................      25,000
   35,000   4.95%, 2/22/00.....................      34,989
   25,000   5.06%, 3/3/00......................      24,990
   28,000   5.10%, 3/3/00......................      27,993
   25,000   5.01%, 4/20/00.....................      25,000
   13,500   5.02%, 5/12/00.....................      13,476
   15,000   4.92%, 5/19/00.....................      14,338
   13,000   5.20%, 5/26/00.....................      12,997
                                                 ----------
                                                    238,783
                                                 ----------
Federal Home Loan Mortgage Corp. (7.0%):
   40,000   4.79%, 7/2/99......................      39,994
    8,233   4.75%, 7/9/99......................       8,224
   25,000   4.75%, 7/15/99.....................      24,955
   35,000   4.75%, 9/9/99......................      34,677
   15,000   5.18%, 6/13/00.....................      14,249
    6,000   5.28%, 6/30/00.....................       5,679
                                                 ----------
                                                    127,778
                                                 ----------
Federal National Mortgage Assoc. (6.1%):
   25,000   5.04%, 9/24/99.....................      24,702
   12,000   5.17%, 12/13/99....................      11,716
   30,000   4.66%, 12/17/99....................      29,343
   25,000   4.69%, 4/3/00......................      24,098
   10,000   4.78%, 5/5/00......................       9,590
                                                 ----------
                                                     99,449
                                                 ----------
Student Loan Marketing Assoc. (6.2%):
  100,000   5.45%, 2/14/00*....................      99,964
                                                 ----------
  Total U.S. Government Agency Securities           565,974
                                                 ----------
REPURCHASE AGREEMENTS (65.3%):
   81,000   Barclays de Zoette Wedd, 4.95%,
              7/1/99, (Collateralized by
              $82,463 various U.S. Treasury
              Securities, 0.00%-7.15%,
              7/23/99-8/12/08, market value
              $82,620).........................      81,000
  406,000   Donaldson, Lufkin & Jenrette,
              4.90%, 7/1/99, (Collateralized by
              $413,765 various U.S. Treasury
              Securities, 0.00%-6.97%,
              9/16/99-3/17/09, market value
              $414,124)........................     406,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$  81,000   Goldman Sachs, 5.10%, 7/1/99,
              (Collateralized by $83,287
              various U.S. Treasury Securities,
              5.50%-8.50%, 3/1/14-7/1/29,
              market value $83,430)............  $   81,000
   81,000   Lehman Brothers, 4.91%, 7/1/99,
              (Collateralized by $93,620
              various U.S. Treasury Securities,
              6.00%-6.55%, 1/1/02-2/1/06,
              market value $83,418)............      81,000
  250,000   Prudential Securities, 5.10%,
              7/1/99, (Collateralized by
              $365,336 various U.S. Treasury
              Securities, 0.00%-12.75%,
              7/1/99-2/1/37, market value
              $256,204)........................     250,000
   81,000   State Street Bank & Trust, 4.90%,
              7/1/99, (Collateralized by
              $81,925 various U.S. Treasury
              Securities, 4.98%-8.50%,
              2/15/00-12/4/00, market value
              $82,629).........................      81,000
   81,000   Westdeutsche Landesbank, 5.00%,
              7/1/99, (Collateralized by
              $90,000 U.S. Treasury Securities,
              6.50%, 6/1/29, market value
              $86,899).........................      81,000
                                                 ----------
  Total Repurchase Agreements                     1,061,000
                                                 ----------
Total (Amortized Cost $1,626,974)(a)             $1,626,974
                                                 ==========

------------

Percentages indicated are based on net assets of $1,623,906.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Securities having interest rates that reset weekly based on the U.S. Treasury Bill auctions. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Treasury Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (29.0%):
U.S. Treasury Notes (29.0%):
$  15,000   6.37%, 7/15/99.....................  $   15,010
   10,000   5.87%, 8/31/99.....................      10,019
   10,000   5.75%, 9/30/99.....................      10,027
   15,000   5.38%, 1/31/00.....................      15,051
   15,000   5.88%, 2/15/00.....................      15,096
    3,000   5.50%, 2/29/00.....................       3,011
   10,000   6.75%, 4/30/00.....................      10,150
   10,000   6.38%, 5/15/00.....................      10,118
    5,000   6.25%, 5/31/00.....................       5,053
                                                 ----------
  Total U.S. Treasury Obligations                    93,535
                                                 ----------
REPURCHASE AGREEMENTS (71.0%):
   15,000   Barclays de Zoette Wedd, 4.85%,
              7/1/99 (Collateralized by $14,819
              U.S. Treasury Notes, 6.63%,
              4/30/02, market value $15,300)...      15,000
   79,000   Donaldson, Lufkin & Jenrette,
              4.80%, 7/1/99 (Collateralized by
              $78,707 various U.S. Treasury
              Securities, 0.00% -- 8.00%,
              7/8/99 -- 6/30/02, market value
              $80,580).........................      79,000
   15,000   Goldman Sachs, 4.90%, 7/1/99
              (Collateralized by $15,281 U.S.
              Treasury Notes, 5.75%, 6/30/01,
              market value $15,300)............      15,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$  15,000   Lehman Brothers, 4.65%, 7/1/99
              (Collateralized by $14,745 U.S.
              Treasury Notes, 6.25%, 1/31/02,
              market value $15,293)............  $   15,000
   10,509   Salomon Smith Barney, 4.90%, 7/1/99
              (Collateralized by $10,688
              various U.S. Treasury Securities,
              0.00% -- 6.25%,
              9/23/99 -- 1/31/02, market value
              $10,723).........................      10,509
   15,000   State Street Bank and Trust, 4.80%,
              7/1/99 (Collateralized by $14,555
              U.S. Treasury Notes, 8.50%,
              2/15/00, market value $15,301)...      15,000
   79,000   Westdeutsche Landesbank, 4.82%,
              7/1/99 (Collateralized by $81,525
              various U.S. Treasury Securities,
              0.00% -- 6.13%,
              3/2/00 -- 11/15/27, market value
              $80,580).........................      79,000
                                                 ----------
  Total Repurchase Agreements                       228,509
                                                 ----------
Total (Amortized Cost $322,044)(a)               $  322,044
                                                 ==========

------------

Percentages indicated are based on net assets of $322,170.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
 DAILY DEMAND NOTES (37.3%):
Alabama (3.4%):
$  3,100    Decatur Industrial Development
              Board Solid Waste Disposal,
              Revenue, AMT, Amoco Chemical
              Company Project, 3.50%,
              5/1/25*..........................  $  3,100
   6,500    McIntosh Industrial Development
              Board Environmental Impact
              Revenue, 3.80%, 7/1/28*, CIBC
              Specialty........................     6,500
   3,070    Phenix County, Industrial
              Development Board Environmental
              Impact Revenue, Mead Coated Board
              Project, Series A, 3.90%,
              6/1/28*, LOC: Toronto Dominion...     3,070
   4,150    Phenix County, Industrial
              Development Board Environmental
              Improvement Revenue, Georgia
              Craft Project, 3.45%, 12/1/15*,
              LOC: Deutsche Bank...............     4,150
                                                 --------
                                                   16,820
                                                 --------
Arizona (1.1%):
   5,300    Maricopa County, Pollution Control
              Revenue, Arizona Public Service
              Company, Series B, 3.40%, 5/1/29,
              LOC: Morgan Guaranty*............     5,300
                                                 --------
Idaho (0.5%):
   2,300    Idaho Health Facilities Authority
              Revenue, St. Lukes Regional
              Medical Center Project, 3.40%,
              5/1/22*, LOC: Bayerische
              Landesbank.......................     2,300
                                                 --------
Illinois (0.7%):
   3,400    Southwestern Development Authority,
              Wood River Project, Shell Oil
              Company, 3.50%, 11/1/25*.........     3,400
                                                 --------
Indiana (0.9%):

   1,300    Jasper County, Industrial Pollution
              Control Revenue, Northern Indiana
              Public Service, Series B, 3.45%,
              10/11/29*........................     1,300
   3,100    Rockport, Pollution Control
              Revenue, AEP Generating Project,
              3.45%, 7/1/25, AMBAC*............     3,100
                                                 --------
                                                    4,400
                                                 --------
Kentucky (2.1%):
   5,700    Carroll County, Collateralized
              Solid Waste Disposal, Kentucky
              Utilities Company Project, Series
              A, 3.55%, 11/1/24*...............     5,700

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
Kentucky, continued:
$  4,500    Louisville & Jefferson County
              Regional Airport, Regional
              Airport Authority Special
              Facilities Revenue, United Parcel
              Service, 3.50%, 1/1/29*..........  $  4,500
                                                 --------
                                                   10,200
                                                 --------
Louisiana (1.4%):
   2,300    Plaquemines Parish Environmental
              Revenue, BP Co., AMT, 3.50%,
              5/1/25*..........................     2,300
   4,700    Plaquemines Parish Environmental
              Revenue, BP Co., AMT, 3.50%,
              10/1/24*.........................     4,700
                                                 --------
                                                    7,000
                                                 --------
Michigan (8.5%):
   1,100    Farmington Hills, Hospital
              Financial Authority Revenue,
              Botsford General Hospital, Series
              B, 3.45%, 2/15/16*; MBIA.........     1,100
   7,500    Midland County, Economic
              Development Corporation, Dow
              Chemical Company Project, Series
              B, 3.75%, 12/1/15*...............     7,500
   7,800    State Strategic Fund, Limited
              Obligation Revenue, 3.70%,
              9/1/30, LOC: Barclay's Bank*.....     7,800
   2,600    State Strategic Fund, Limited
              Obligation Revenue, 3.45%,
              2/1/09*..........................     2,600
  11,700    State Strategic Fund, Pollution
              Control Revenue, Consumers Power
              Project, 3.40%, 4/15/18*.........    11,700
   2,900    University of Michigan, Revenue,
              3.45%, 12/1/24*..................     2,900
   9,000    University of Michigan, Revenues
              Refunding Hospital, Series A,
              3.45%, 12/1/19*..................     9,000
                                                 --------
                                                   42,600
                                                 --------
Missouri (1.4%):
   7,000    State Health & Educational
              Facilities Revenue, Cox Health
              System, 3.45%, 6/1/15, MBIA*.....     7,000
                                                 --------
Nevada (0.8%):
   3,800    Clark County Industrial Development
              Revenue, AMT, 3.55%, 12/1/22,
              LOC: ABN AMRO*...................     3,800
                                                 --------
New York (4.4%):
   9,030    Long Island Power Authority, New
              York Electrical Systems Revenue,
              Series 6, 3.85%, 5/1/33*, LOC's:
              ABN-AMRO, Morgan.................     9,030

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
New York, continued:
$  1,600    New York City Housing Development
              Corporation, Mortgage Revenue,
              3.40%, 1/1/23, LOC: Chase
              Manhattan Bank*..................  $  1,600
  11,000    State Energy Development Authority,
              Pollution Control Revenue, Series
              A, 3.50%, 12/1/26, LOC: Toronto
              Dominion Bank*...................    11,000
                                                 --------
                                                   21,630
                                                 --------
North Carolina (4.3%):
   6,600    Person County, Industrial
              Facilities & Pollution Control
              Financing Authority, Revenue,
              3.65%, 11/1/16*; LOC: SunTrust
              Bank.............................     6,600
   3,000    Raleigh Durham Airport Authority,
              Special Facilities Revenue,
              American Airlines, Series B,
              3.45%, 11/1/05, LOC:
              NationsBank*.....................     3,000
   3,800    Raleigh Durham Airport Authority,
              Special Facilities Revenue,
              American Airlines, Series A,
              3.45%, 11/1/15*, LOC: Nations
              Bank.............................     3,800
   2,700    Wake County, Industrial Facilities
              & Pollution Control Financing
              Authority, Revenue, Carolina
              Power & Light Co Project A/A,
              3.90%, 3/1/17*...................     2,700
   5,100    Wake County, Industrial Facilities
              & Pollution Control Financing
              Authority, Revenue, Series B,
              3.60%, 6/15/14*, LOC: Bank of New
              York.............................     5,100
                                                 --------
                                                   21,200
                                                 --------
Ohio (1.0%):

   2,000    State Air Quality Development
              Authority, Revenue, Cincinnati
              Gas & Electric, Series A, 3.35%,
              9/1/30*; LOC: ABN-AMRO...........     2,000
     400    State Air Quality Development
              Authority, Revenue, Mead Corp.,
              3.80%, 10/1/01*, LOC: Deutsche
              Bank.............................       400
   2,300    State Air Quality Development
              Authority, Revenue, Series B,
              3.50%, 12/1/15*, LOC: Morgan.....     2,300
                                                 --------
                                                    4,700
                                                 --------
Oregon (1.2%):
   5,800    Port Morrow Environmental Impact
              Revenue, General Electric
              Company, AMT, 3.55%, 12/1/31*....     5,800
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
DAILY DEMAND NOTES, CONTINUED:
South Dakota (0.6%):
$  3,000    Lawrence County, Pollution Control
              Revenue, Homestake Mining, Series
              B, 3.75%, 7/1/32, LOC: Chase
              Manhattan Bank*..................  $  3,000
                                                 --------
Texas (2.7%):
   4,700    Brazos River Authority, Pollution
              Control, Revenue, AMT, Utilities
              Electric Company, Series B,
              3.65%, 6/1/30, AMBAC*............     4,700
   3,000    Brazos River Harbor Navigation
              District, Revenue, Dow Chemical
              Company Project, 3.60%,
              5/1/23*..........................     3,000
   2,400    Gulf Coast Waste Disposal
              Authority, Pollution Control
              Revenue, Amoco Oil Company
              Project, 3.50%, 5/1/23*..........     2,400
   3,000    Port of Port Arthur Navigation
              District, Texaco Inc., Project,
              3.45%, 10/1/24*..................     3,000
     400    Sabine River Authority, Pollution
              Control Revenue, Utilities
              Electric Company Project C,
              3.65%, 6/1/30*...................       400
                                                 --------
                                                   13,500
                                                 --------
Virginia (0.8%):
   3,800    King George County, Industrial
              Development Authority, Exempt
              Facilities Revenue, Birchwood
              Power Partners, AMT, 3.55%,
              3/1/27, LOC: Credit Suisse First
              Boston*..........................     3,800
                                                 --------
Washington (1.5%):
   7,300    State Health Care Facilities
              Authority, Revenue, Fred
              Hutchinson Cancer Center, Series
              A, 3.60%, 1/1/18*, LOC: Morgan...     7,300
                                                 --------
  Total Daily Demand Notes                         183,750
                                                 --------
MUNICIPAL BONDS (6.1%):
Michigan (1.6%):
   4,200    State Housing Development
              Authority, AMT, 3.00%, 12/1/99...     4,200
   3,840    State Housing Development
              Authority, AMT, 3.20%, 6/1/00....     3,840
                                                 --------
                                                    8,040
                                                 --------
Nebraska (1.3%):
   6,285    State Public Power District,
              Revenue, Power Supply System,
              Series C, 4.13%, 1/1/00..........     6,320
                                                 --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
MUNICIPAL BONDS, CONTINUED:
 Oregon (1.0%):
$  5,000    State Housing & Community Services,
              3.65%, 8/31/99...................  $  5,000
                                                 --------
Wisconsin (2.2%):
  10,500    Waukesha School District, 3.90%,
              8/20/99..........................    10,504
                                                 --------
  Total Municipal Bonds                             29,864
                                                 --------
TAX FREE COMMERCIAL PAPER (12.9%):
Alabama (1.6%):
   8,000    Phenix County Industrial
              Development Authority, Revenue,
              Mead Paper, 3.30%, 7/21/99, LOC:
              ABN-AMRO.........................     8,000
                                                 --------
Alaska (1.9%):
   9,225    Valdez Marine Terminal, 3.20%,
              8/4/99, ARCO.....................     9,225
                                                 --------
Florida (3.0%):
  15,000    St. Lucie County, Pollution Control
              Revenue, Florida Power & Light,
              Series A, 3.15%, 9/2/99..........    15,000
                                                 --------
Georgia (2.6%):
   5,000    Municipal Electric Authority,
              3.05%, 7/8/99, LOC: Morgan.......     5,000
   7,800    Municipal Electric Authority,
              Series A, 3.10%, 9/1/99, LOC:
              Morgan...........................     7,800
                                                 --------
                                                   12,800
                                                 --------
Kansas (1.6%):
   7,700    Burlington County, Pollution
              Control Revenue, Series C2,
              3.20%, 10/4/99...................     7,700
                                                 --------
Michigan (1.9%):

   7,200    State Building Authority, 3.15%,
              8/5/99, LOC: CIBC................     7,200
   2,400    State Housing Development
              Authority, 3.30%, 7/19/99, LOC:
              Heleba Bank......................     2,400
                                                 --------
                                                    9,600
                                                 --------
Ohio (0.3%):
   1,500    State Air Quality Development
              Authority, Pollution Control
              Revenue, Cleveland Electric,
              Series B, 3.05%, 9/1/99, FGIC....     1,500
                                                 --------
  Total Tax Free Commercial Paper                   63,825
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES (43.6%):
Alabama (0.2%):
$    900    Decatur Industrial Development
              Board, Solid Waste Disposal,
              Revenue, AMT, Trico Steel
              Company, 3.55%, 1/1/27, LOC:
              Chase Manhattan Bank*............  $    900
                                                 --------
Alaska (2.0%):
   9,800    Valdez Marine Terminal, Revenue,
              Arco Transition Project, Series
              B, 3.45%, 5/1/31*................     9,800
                                                 --------
Delaware (4.6%):
  17,900    State Economic Development
              Authority, Revenue, Clean Power
              Project, Series A, 3.55%, 8/1/29,
              LOC: CIBC*.......................    17,900
   5,000    University of Delaware, Revenue,
              3.45%, 11/1/23*..................     5,000
                                                 --------
                                                   22,900
                                                 --------
District of Columbia (0.9%):
   4,400    American University, 3.50%,
              10/1/15, LOC: National
              Westminster Bank*................     4,400
                                                 --------
Florida (4.2%):
  12,000    Alachua County, Health Facilities
              Authority, Revenue, Series B,
              3.30%, 12/1/26, MBIA*............    12,000
   8,800    Gulf Breeze, Healthcare Facilities,
              Revenue, Heritage Health Care
              Project, 3.77%, 1/1/24*, LOC:
              Anchor National Life Insurance
              Co...............................     8,800
                                                 --------
                                                   20,800
                                                 --------
Georgia (4.2%):
  10,800    Columbus Hospital Authority,
              Revenue, 3.75%, 1/1/18, LOC:
              SunTrust Bank*...................    10,800
   1,500    Gwinett County Hospital Authority,
              Revenue, 3.30%, 9/1/27, MBIA*....     1,500
   4,500    Municipal Gas Authority, Gas
              Portfolio II Project, Series B,
              3.30%, 9/1/07*, LOC: Morgan......     4,500
   3,680    Municipal Gas Authority, Agency
              Project, Series A, 3.50%,
              11/1/06*; LOC: Wachovia Bank.....     3,680
                                                 --------
                                                   20,480
                                                 --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Illinois (1.7%):
$  1,038    Chicago O'Hare International
              Airport Revenue, Second Lien
              Series B, 3.60%, 1/1/18*, LOC:
              Societe Generale.................  $  1,038
   7,200    Development Finance Authority, AMT,
              Citizens Utilities Co. Project,
              3.55%, 5/1/32*...................     7,200
                                                 --------
                                                    8,238
                                                 --------
Maine (1.5%):
   7,600    Educational Loan, Marketing Corp.
              Study, Series A, 3.40%, 5/1/29*,
              AMBAC............................     7,600
                                                 --------
Michigan (4.5%):
   8,450    Grand Rapids Water Supply, 3.40%,
              1/1/20, FGIC*....................     8,450
   4,300    State Hospital Finance Authority,
              Revenue, 3.35%, 11/1/11*.........     4,300
   3,900    State Housing Development
              Authority, Revenue, 3.40%,
              4/1/19*..........................     3,900
     300    State Strategic Fund Limited
              Obligation, Pyper Products Corp.
              Project, 3.85%, 10/1/18, LOC:
              Comercia Bank*...................       300
   1,900    State Strategic Fund, Pollution
              Control Revenue, Consumers Power
              Co. Project, Series A, 3.50%,
              9/1/00*..........................     1,900
   3,100    State Strategic Fund, Van Andel
              Research Institute, 3.55%,
              3/1/39, LOC: Michigan National
              Bank*............................     3,100
     300    Wayne Charter County Airport
              Revenue, AMT, 3.40%, 12/1/16,
              LOC: Bayerische Landesbank*......       300
                                                 --------
                                                   22,250
                                                 --------
Minnesota (1.8%):
     950    Minneapolis, Series A, 3.50%,
              12/1/02*, LIQ: Bayerische
              Vereinsbank......................       950
     875    Minneapolis Convention Center,
              3.60%, 12/1/17*, LOC: Norwest
              Bank.............................       875
   4,625    Minneapolis, Series B, 3.50%,
              12/1/17*, LIQ: Bayerische
              Vereinsbank......................     4,625
   2,400    State Higher Education Facilities
              Authority, Revenue, Series 3-L2,
              3.50%, 11/1/12, SPA: Norwest
              Bank*............................     2,400
                                                 --------
                                                    8,850
                                                 --------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
New Mexico (1.0%):
$  5,100    Albuquerque Airport Revenue, Series
              A, 3.40%, 7/1/17, LOC: Bayerische
              Landesbank*......................  $  5,100
                                                 --------
North Carolina (1.0%):
   5,000    Mecklenburg County, Series C,
              3.70%, 2/1/17, SPA: First Union
              National Bank*...................     5,000
                                                 --------
Ohio (1.0%):
   2,700    Cleveland Airport Systems, Revenue,
              Series D, 3.40%, 1/1/27*, LOC:
              Toronto Dominion.................     2,700
   2,000    State Air Quality Development
              Authority, Revenue, Timken Co.
              Project, 3.50%, 6/1/01*; LOC:
              Wachovia Bank....................     2,000
                                                 --------
                                                    4,700
                                                 --------
Pennsylvania (9.6%):
   7,700    Allegheny County Industrial
              Development Authority, Revenue,
              3.65%, 10/1/25, LOC: PNC Bank*...     7,700
   3,100    Economic Development Financing
              Authority, Revenue, Niagara
              Plastics Company, Project D,
              4.00%, 12/1/17, LOC: PNC Bank*...     3,100
  18,500    Indiana County, Industrial
              Development Authority, Pollution
              Control Revenue, AMT, Conemaugh
              Project, Series A, 3.45%,
              6/1/27*..........................    18,500
  18,075    New Castle Area Hospital Authority,
              Revenue, Series 1995, 3.40%,
              7/1/26, FSA, SPA: PNC Bank*......    18,075
                                                 --------
                                                   47,375
                                                 --------
South Carolina (2.4%):
  11,600    Spartanburg County, Health
              Services, Inc., Hospital Revenue,
              3.30%, 4/15/23*, MBIA............    11,600
                                                 --------
Texas (2.3%):
   1,000    Capital Health Facilities
              Development Corp., 3.40%,
              12/1/16, LOC: Credit Suisse......     1,000
   5,500    South Texas Higher Education
              Authority, Series Z, 3.40%,
              12/1/03, MBIA*...................     5,500

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Cash Management Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)


PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION            COST
---------   -----------------------------------  ---------
WEEKLY DEMAND NOTES, CONTINUED:
Texas, continued:
$  5,000    South Texas Higher Education
              Authority, Revenue, AMT, 3.40%,
              12/1/27*, MBIA...................  $  5,000
                                                 --------
                                                   11,500
                                                 --------
Washington (0.7%):
   3,500    Port Seattle Revenue, AMT, 3.55%,
              9/1/22, LOC: CIBC*...............     3,500
                                                 --------
  Total Weekly Demand Notes                       214,993
                                                 --------
Total (Amortized Cost $492,432)(a)               $492,432
                                                 ========

------------

Percentages indicated are based on net assets of $493,101.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
ARCO     Insured by ARCO
CIBC     Canadian Imperial Bank of Commerce
FGIC     Insured by Financial Guaranty Insurance Corp.
FSA      Insured by Federal Security Assurance
LIQ      Liquidity Agreement
LOC      Letter of Credit
MBIA     Insured by Municipal Bond Insurance Association
SPA      Standby Purchase Agreement

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1999
(Amounts in thousands, except per share amounts)

                                                                         U.S.
                                                                      GOVERNMENT
                                                        TREASURY      SECURITIES      TREASURY      MUNICIPAL
                                           CASH        PRIME CASH        CASH           CASH           CASH
                                        MANAGEMENT     MANAGEMENT     MANAGEMENT     MANAGEMENT     MANAGEMENT
                                       MONEY MARKET   MONEY MARKET   MONEY MARKET   MONEY MARKET   MONEY MARKET
                                           FUND           FUND           FUND           FUND           FUND
                                       ------------   ------------   ------------   ------------   ------------
ASSETS:
Investments, at amortized cost.......   $2,260,860      $596,222      $  565,974      $ 93,535       $492,432
Repurchase agreements, at cost.......           --            --       1,061,000       228,509             --
                                        ----------      --------      ----------      --------       --------
Total................................    2,260,860       596,222       1,626,974       322,044        492,432
Cash.................................           --           127           3,872            --             26
Interest receivable..................        5,364         5,903           5,003         1,757          2,093
Receivable from brokers for
  investments sold...................           --            --          95,210            --             --
Amortized organization cost..........           19             7              18            14             14
Prepaid expenses and other assets....            9             4              30             1             --
                                        ----------      --------      ----------      --------       --------
TOTAL ASSETS.........................    2,266,252       602,263       1,731,107       323,816        494,565
                                        ----------      --------      ----------      --------       --------
LIABILITIES:
Cash Overdraft.......................          511            --              --            --             --
Dividends payable....................        8,348         1,947           5,479         1,286          1,245
Payable to brokers for investments
  purchased..........................       47,975            --         100,790            --             --
Accrued expenses and other payables:
     Investment advisory fees........          318            65             213            48             60
     Administration fees.............          421            96             257            74             91
     12b-1 fees......................          928           292             436           200             42
     Other...........................          115            38              26            38             26
                                        ----------      --------      ----------      --------       --------
TOTAL LIABILITIES....................       58,616         2,438         107,201         1,646          1,464
                                        ----------      --------      ----------      --------       --------
NET ASSETS:
Capital..............................    2,207,676       599,839       1,624,168       322,170        493,088
Undistributed (distributions in
  excess of) net investment income...          162            15             136            --             --
Accumulated undistributed net
  realized gains (losses) from
  investment transactions............         (202)          (29)           (398)           --             13
                                        ----------      --------      ----------      --------       --------
NET ASSETS...........................   $2,207,636      $599,825      $1,623,906      $322,170       $493,101
                                        ==========      ========      ==========      ========       ========
NET ASSETS:
     Class I.........................   $  947,776      $125,645      $  856,449      $191,181       $476,802
     Class A.........................    1,259,860       474,180         767,457       130,989         16,299
                                        ----------      --------      ----------      --------       --------
Total................................   $2,207,636      $599,825      $1,623,906      $322,170       $493,101
                                        ==========      ========      ==========      ========       ========
OUTSTANDING UNITS OF BENEFICIAL
  INTEREST (UNITS):
     Class I.........................      947,934       125,651         856,796       191,181        476,789
     Class A.........................    1,259,903       474,187         767,506       130,989         16,298
                                        ----------      --------      ----------      --------       --------
Total................................    2,207,837       599,838       1,624,302       322,170        493,087
                                        ==========      ========      ==========      ========       ========
Net Asset Value
  Offering and redemption price per
     share (Class I and Class A).....   $     1.00      $   1.00      $     1.00      $   1.00       $   1.00
                                        ==========      ========      ==========      ========       ========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
(Amounts in thousands)

                                                                                     TREASURY PRIME
                                                      CASH MANAGEMENT               CASH MANAGEMENT
                                                     MONEY MARKET FUND             MONEY MARKET FUND
                                                 --------------------------    --------------------------
                                                 SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                   ENDED          ENDED          ENDED          ENDED
                                                  JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                    1999           1998           1999           1998
                                                 ----------    ------------    ----------    ------------
INVESTMENT INCOME:
Interest income................................   $64,632        $120,726       $13,023        $19,736
                                                  -------        --------       -------        -------
EXPENSES:
Investment advisory fees.......................     2,565           4,311           568            799
Administration fees............................     1,996           3,233           443            599
12b-1 fees (Class A)...........................     1,799           2,930           539            790
Custodian fees.................................        78              48            17              8
Legal and audit fees...........................        59              79            18             35
Trustees' fees and expenses....................        46              18             9              3
Transfer agent fees............................       134             251            14             20
Registration and filing fees...................        69             198            60             39
Organization costs.............................        17              35             5             26
Printing costs.................................       140              13            31              3
Other..........................................        35             267            26             74
                                                  -------        --------       -------        -------
Total Expenses before waivers..................     6,938          11,383         1,730          2,396
Less waivers...................................      (703)           (908)         (209)          (207)
                                                  -------        --------       -------        -------
Net Expenses...................................     6,235          10,475         1,521          2,189
                                                  -------        --------       -------        -------
Net Investment Income..........................    58,397         110,251        11,502         17,547
                                                  -------        --------       -------        -------
REALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
  transactions.................................        --              --(a)        (15)            --(a)
                                                  -------        --------       -------        -------
Change in net assets resulting from
  operations...................................   $58,397        $110,251       $11,487        $17,547
                                                  =======        ========       =======        =======

---------------
(a) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
(Amounts in thousands)

                                                      U.S. GOVERNMENT                   TREASURY
                                                 SECURITIES CASH MANAGEMENT         CASH MANAGEMENT
                                                     MONEY MARKET FUND             MONEY MARKET FUND
                                                 --------------------------    --------------------------
                                                 SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                   ENDED          ENDED          ENDED          ENDED
                                                  JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                    1999           1998           1999           1998
                                                 ----------    ------------    ----------    ------------
INVESTMENT INCOME:
Interest income................................   $37,986        $75,362        $10,305        $17,120
                                                  -------        -------        -------        -------
EXPENSES:
Investment advisory fees.......................     1,546          2,761            430            634
Administration fees............................     1,202          2,068            337            476
12b-1 fees (Class A)...........................       762          1,139            404            750
Custodian fees.................................        35             10             19              5
Legal and audit fees...........................        28             54             17             34
Trustees' fees and expenses....................        20             --              7              3
Transfer agent fees............................        21             74             12             17
Registration and filing fees...................        46            123             60             33
Organization costs.............................        16             32              2              4
Printing costs.................................        56             --             20              2
Other..........................................        11             --             13             38
                                                  -------        -------        -------        -------
Total Expenses before waivers..................     3,743          6,261          1,321          1,996
Less waivers...................................      (275)          (295)          (174)          (136)
                                                  -------        -------        -------        -------
Net Expenses...................................     3,468          5,966          1,147          1,860
                                                  -------        -------        -------        -------
Net Investment Income..........................    34,518         69,396          9,158         15,260
                                                  -------        -------        -------        -------
REALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment
  transactions.................................       109              4             --             --
                                                  -------        -------        -------        -------
Change in net assets resulting from
  operations...................................   $34,627        $69,400        $ 9,158        $15,260
                                                  =======        =======        =======        =======

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
(Amounts in thousands)

                                                                      MUNICIPAL
                                                                   CASH MANAGEMENT
                                                                  MONEY MARKET FUND
                                                              -------------------------
                                                              SIX MONTHS       YEAR
                                                                ENDED         ENDED
                                                               JUNE 30,    DECEMBER 31,
                                                                 1999          1998
                                                              ----------   ------------
INVESTMENT INCOME:
Interest income.............................................    $9,588       $17,121
                                                                ------       -------
EXPENSES:
Investment advisory fees....................................       615           985
Administration fees.........................................       478           738
12b-1 fees (Class A)........................................        79           155
Custodian fees..............................................        21            11
Legal and audit fees........................................        19            37
Trustees' fees and expenses.................................        11             4
Transfer agent fees.........................................        15            29
Registration and filing fees................................        56            53
Organization costs..........................................         2             4
Printing costs..............................................        43             3
Other.......................................................         4            40
                                                                ------       -------
Total Expenses before waivers...............................     1,343         2,059
Less waivers................................................      (200)         (180)
                                                                ------       -------
Net Expenses................................................     1,143         1,879
                                                                ------       -------
Net Investment Income.......................................     8,445        15,242
                                                                ------       -------
REALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions....        13            --
                                                                ------       -------
Change in net assets resulting from operations..............    $8,458       $15,242
                                                                ======       =======

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                               CASH MANAGEMENT MONEY MARKET FUND
                                                          --------------------------------------------
                                                              SIX
                                                            MONTHS           YEAR             YEAR
                                                             ENDED          ENDED            ENDED
                                                           JUNE 30,      DECEMBER 31,     DECEMBER 31,
                                                             1999            1998             1997
                                                          -----------    ------------     ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income..............................  $    58,397    $   110,251      $    50,222
     Net realized gains (losses) from investment
       transactions.....................................           --             --(a)            --
                                                          -----------    ------------     -----------
Change in net assets resulting from operations..........       58,397        110,251           50,222
                                                          -----------    ------------     -----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income.........................      (26,385)       (51,234)         (25,209)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income.........................      (32,012)       (59,017)         (25,013)
                                                          -----------    ------------     -----------
Change in net assets from shareholder distributions.....      (58,397)      (110,251)         (50,222)
                                                          -----------    ------------     -----------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued........................    8,836,538     15,928,731        9,535,538
     Proceeds from shares issued in conversion..........           --        149,308               --
     Dividends reinvested...............................        2,413          4,516            4,462
     Cost of shares redeemed............................   (9,229,187)   (15,182,716)      (8,960,163)
                                                          -----------    ------------     -----------
Change in net assets from share transactions............     (390,236)       899,839          579,837
                                                          -----------    ------------     -----------
Change in net assets....................................     (390,236)       899,839          579,837
NET ASSETS:
     Beginning of period................................    2,597,872      1,698,033        1,118,196
                                                          -----------    ------------     -----------
     End of period......................................  $ 2,207,636    $ 2,597,872      $ 1,698,033
                                                          ===========    ============     ===========
SHARE TRANSACTIONS:
     Issued.............................................    8,836,538     15,928,731        9,535,538
     Issued in conversion...............................           --        149,308               --
     Reinvested.........................................        2,413          4,516            4,462
     Redeemed...........................................   (9,229,187)   (15,182,716)      (8,960,163)
                                                          -----------    ------------     -----------
Change in shares........................................     (390,236)       899,839          579,837
                                                          ===========    ============     ===========

---------------

(a) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                TREASURY PRIME CASH MANAGEMENT
                                                                      MONEY MARKET FUND
                                                         --------------------------------------------
                                                             SIX
                                                           MONTHS           YEAR             YEAR
                                                            ENDED          ENDED            ENDED
                                                          JUNE 30,      DECEMBER 31,     DECEMBER 31,
                                                            1999            1998             1997
                                                         -----------    ------------     ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income.............................  $    11,502    $    17,547      $    11,652
     Net realized gains (losses) from investment
       transactions....................................          (15)            --(a)            --(a)
                                                         -----------    -----------      -----------
Change in net assets resulting from operations.........       11,487         17,547           11,652
                                                         -----------    -----------      -----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income........................       (2,904)        (3,799)          (1,457)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income........................       (8,599)       (13,748)         (10,195)
                                                         -----------    -----------      -----------
Change in net assets from shareholder distributions....      (11,503)       (17,547)         (11,652)
                                                         -----------    -----------      -----------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued.......................    1,210,370      2,166,525        2,338,003
     Dividends reinvested..............................        1,233            904              395
     Cost of shares redeemed...........................   (1,270,835)    (1,832,759)      (2,299,155)
                                                         -----------    -----------      -----------
Change in net assets from share transactions...........      (59,232)       334,670           39,243
                                                         -----------    -----------      -----------
Change in net assets...................................      (59,248)       334,670           39,243
NET ASSETS:
     Beginning of period...............................      659,073        324,403          285,160
                                                         -----------    -----------      -----------
     End of period.....................................  $   599,825    $   659,073      $   324,403
                                                         ===========    ===========      ===========
SHARE TRANSACTIONS:
     Issued............................................    1,210,369      2,166,525        2,338,002
     Reinvested........................................        1,233            904              395
     Redeemed..........................................   (1,270,835)    (1,832,759)      (2,299,154)
                                                         -----------    -----------      -----------
Change in shares.......................................      (59,233)       334,670           39,243
                                                         ===========    ===========      ===========

---------------

(a) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                          U.S. GOVERNMENT
                                                                    SECURITIES CASH MANAGEMENT
                                                                         MONEY MARKET FUND
                                                            -------------------------------------------
                                                            SIX MONTHS         YEAR            YEAR
                                                               ENDED          ENDED           ENDED
                                                             JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                               1999            1998            1997
                                                            -----------    ------------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income................................  $    34,518    $    69,396     $    37,744
     Net realized gains (losses) from investment
       transactions.......................................          109              4               5
                                                            -----------    -----------     -----------
Change in net assets resulting from operations............       34,627         69,400          37,749
                                                            -----------    -----------     -----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income...........................      (21,361)       (47,200)        (24,156)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income...........................      (13,157)       (22,196)        (13,588)
                                                            -----------    -----------     -----------
Change in net assets from shareholder distributions.......      (34,518)       (69,396)        (37,744)
                                                            -----------    -----------     -----------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued..........................    4,921,742      7,981,714       5,164,514
     Dividends reinvested.................................          911          1,684           1,117
     Cost of shares redeemed..............................   (4,876,456)    (7,297,830)     (4,849,817)
                                                            -----------    -----------     -----------
Change in net assets from share transactions..............       46,197        685,568         315,814
                                                            -----------    -----------     -----------
Change in net assets......................................       46,306        685,572         315,819
NET ASSETS:
     Beginning of period..................................    1,577,600        892,028         576,209
                                                            -----------    -----------     -----------
     End of period........................................  $ 1,623,906    $ 1,577,600     $   892,028
                                                            ===========    ===========     ===========
SHARE TRANSACTIONS:
     Issued...............................................    4,921,741      7,981,715       5,164,514
     Reinvested...........................................          911          1,684           1,117
     Redeemed.............................................   (4,876,457)    (7,297,830)     (4,849,817)
                                                            -----------    -----------     -----------
Change in shares..........................................       46,195        685,569         315,814
                                                            ===========    ===========     ===========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                     TREASURY CASH MANAGEMENT
                                                                         MONEY MARKET FUND
                                                            -------------------------------------------
                                                            SIX MONTHS         YEAR           PERIOD
                                                               ENDED          ENDED           ENDED
                                                             JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                               1999            1998          1997(a)
                                                            -----------    ------------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income................................  $     9,158    $    15,260      $   3,336
                                                            -----------    -----------      ---------
Change in net assets resulting from operations............        9,158         15,260          3,336
                                                            -----------    -----------      ---------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income...........................       (2,373)          (857)           (26)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income...........................       (6,785)       (14,403)        (3,310)
                                                            -----------    -----------      ---------
Change in net assets from shareholder distributions.......       (9,158)       (15,260)        (3,336)
                                                            -----------    -----------      ---------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued..........................    1,506,238      1,952,249        569,962
     Dividends reinvested.................................           48             36             --
     Cost of shares redeemed..............................   (1,547,327)    (1,795,646)      (363,390)
                                                            -----------    -----------      ---------
Change in net assets from share transactions..............      (41,041)       156,639        206,572
                                                            -----------    -----------      ---------
Change in net assets......................................      (41,041)       156,639        206,572
NET ASSETS:
     Beginning of period..................................      363,211        206,572             --
                                                            -----------    -----------      ---------
     End of period........................................  $   322,170    $   363,211      $ 206,572
                                                            ===========    ===========      =========
SHARE TRANSACTIONS:
     Issued...............................................    1,506,239      1,952,249        569,962
     Reinvested...........................................           48             36             --
     Redeemed.............................................   (1,547,327)    (1,795,646)      (363,390)
                                                            -----------    -----------      ---------
Change in shares..........................................      (41,040)       156,639        206,572
                                                            ===========    ===========      =========

---------------

(a) For the period from September 12, 1997 (commencement of operations) through December 31, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                      MUNICIPAL CASH MANAGEMENT
                                                                          MONEY MARKET FUND
                                                              ------------------------------------------
                                                              SIX MONTHS        YEAR           PERIOD
                                                                ENDED          ENDED           ENDED
                                                               JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                                                 1999           1998          1997(a)
                                                              ----------    ------------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income..................................  $   8,445     $    15,242      $   2,483
     Net realized gains (losses) from investment
       transactions.........................................         13              --             --
                                                              ---------     -----------      ---------
Change in net assets resulting from operations..............      8,458          15,242          2,483
                                                              ---------     -----------      ---------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
     From net investment income.............................     (7,650)        (13,432)        (1,845)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
     From net investment income.............................       (795)         (1,810)          (638)
                                                              ---------     -----------      ---------
Change in net assets from shareholder distributions.........     (8,445)        (15,242)        (2,483)
                                                              ---------     -----------      ---------
CAPITAL TRANSACTIONS:
     Proceeds from shares issued............................    688,079       1,792,891        523,029
     Proceeds from shares issued in conversion..............         --         178,164             --
     Dividends reinvested...................................        143              95             14
     Cost of shares redeemed................................   (844,979)     (1,579,544)      (264,804)
                                                              ---------     -----------      ---------
Change in net assets from share transactions................   (156,757)        391,606        258,239
                                                              ---------     -----------      ---------
Change in net assets........................................   (156,744)        391,606        258,239
NET ASSETS:
     Beginning of period....................................    649,845         258,239             --
                                                              ---------     -----------      ---------
     End of period..........................................  $ 493,101     $   649,845      $ 258,239
                                                              =========     ===========      =========
SHARE TRANSACTIONS:
     Issued.................................................    688,078       1,792,891        523,029
     Issued in conversion...................................         --         178,164             --
     Reinvested.............................................        143              95             14
     Redeemed...............................................   (844,979)     (1,579,544)      (264,804)
                                                              ---------     -----------      ---------
Change in shares............................................   (156,758)        391,606        258,239
                                                              =========     ===========      =========

---------------

(a) For the period from August 18, 1997 (commencement of operations) through December 31, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1999

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Cash Management Money Market Fund, previously The Pegasus Cash Management Fund, the Treasury Prime Cash Management Money Market Fund, previously The Pegasus Treasury Prime Cash Management Fund, the U.S. Government Securities Cash Management Money Market Fund, previously The Pegasus U.S. Government Securities Cash Management Fund, the Treasury Cash Management Money Market Fund, previously The Pegasus Treasury Cash Management Fund and the Municipal Cash Management Money Market Fund, previously The Pegasus Municipal Cash Management Fund (individually, a "Fund"; collectively, the "Funds") only.

   The Trust entered into an Agreement and Plan of Reorganization (the "Pegasus Agreement"), with the Pegasus Funds ("Pegasus"), a Massachusetts business trust. Pursuant to the Pegasus Agreement, all of the assets and liabilities of each Pegasus Fund transferred to a Fund of the One Group on March 29, 1999 in exchange for shares of the corresponding Fund of the One Group. Subsequent to the reorganization, the fiscal year end changed from December 31 to June 30 for the Funds. Therefore, the most recent period presented for the statements of operations, statements of changes in net assets and financial highlights for those Funds present the results for the six months ended June 30, 1999. All financial information for the periods prior to March 29, 1999 represent the predecessor fund.

   The Funds' investment objectives are as follows:

                         FUND                                             OBJECTIVE
                         ----                                             ---------
      Cash Management Money Market Fund                Seeks high current income with liquidity and
                                                        stability of principal.

      Treasury Prime Cash Management Money             Seeks high current income with liquidity and
        Market Fund                                     stability of principal.

      U.S. Government Securities Cash Management       Seeks high current income with liquidity and
        Money Market Fund                               stability of principal.

      Treasury Cash Management Money Market Fund       Seeks high current income with liquidity and
                                                        stability of principal.

      Municipal Cash Management Money Market           Seeks high current income exempt from Federal
        Fund                                            income tax with liquidity and stability of
                                                        principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

       SECURITY VALUATION

       Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

       REPURCHASE AGREEMENTS

       The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

       SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the straightline amortized cost method.

       SECURITIES LENDING

       To generate additional income, the Funds (except Treasury Cash Management Money Market Fund and Treasury Prime Cash Management Money Market Fund) may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1999, the Funds had no securities on loan.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

       Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax differences, if any, have been reclassified among the components of net assets.

       FEDERAL INCOME TAXES

       Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

       DEFERRED ORGANIZATION COSTS

       Organization costs for Funds commencing operations prior to June 30, 1998 are amortized on a straight-line basis over a five year period beginning with the commencement of operations of each fund.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-nine series and five classes of shares: Class I, Class A, Class B, Class C and Service Class. Currently, the Trust consists of forty-nine active funds. The Funds are each authorized to issue Class I and Class A shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in fund shares for the periods noted:

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Amounts in thousands)

                                                                                              TREASURY PRIME
                                                  CASH MANAGEMENT                             CASH MANAGEMENT
                                                 MONEY MARKET FUND                           MONEY MARKET FUND
                                     -----------------------------------------   -----------------------------------------
                                     SIX MONTHS        YEAR           YEAR       SIX MONTHS        YEAR           YEAR
                                        ENDED         ENDED          ENDED          ENDED         ENDED          ENDED
                                      JUNE 30,     DECEMBER 31,   DECEMBER 31,    JUNE 30,     DECEMBER 31,   DECEMBER 31,
                                        1999           1998           1997          1999           1998           1997
                                     -----------   ------------   ------------   -----------   ------------   ------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued......  $5,611,735    $10,320,125    $ 6,087,059    $  208,525    $   437,701    $   686,151
  Proceeds from shares issued in
    conversion.....................          --        149,308             --            --             --             --
  Dividends reinvested.............       2,413          4,513          4,462         1,233            785            346
  Cost of shares redeemed..........  (5,742,417)   (10,103,171)    (6,272,198)     (273,738)      (339,669)      (665,804)
                                     -----------   ------------   -----------    -----------   -----------    -----------
  Change in net assets from Class I
    Share transactions.............  $ (128,269)   $   370,775    $  (180,677)   $  (63,980)   $    98,817    $    20,693
                                     ===========   ============   ===========    ===========   ===========    ===========
CLASS A SHARES:
  Proceeds from shares issued......  $3,224,803    $ 5,608,606    $ 3,448,479    $1,001,845    $ 1,728,824    $ 1,651,851
  Dividends reinvested.............          --              3             --            --            119             49
  Cost of shares redeemed..........  (3,486,770)    (5,079,545)    (2,687,965)     (997,097)    (1,493,090)    (1,633,350)
                                     -----------   ------------   -----------    -----------   -----------    -----------
  Change in net assets from Class A
    Share transactions.............  $ (261,967)   $   529,064    $   760,514    $    4,748    $   235,853    $    18,550
                                     ===========   ============   ===========    ===========   ===========    ===========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued...........................   5,611,735     10,320,125      6,087,059       208,525        437,701        686,151
  Issued in conversion.............          --        149,308             --            --             --             --
  Reinvested.......................       2,413          4,513          4,462         1,233            785            346
  Redeemed.........................  (5,742,417)   (10,103,171)    (6,272,198)     (273,738)      (339,669)      (665,804)
                                     -----------   ------------   -----------    -----------   -----------    -----------
  Change in Class I Shares.........    (128,269)       370,775       (180,677)      (63,980)        98,817         20,693
                                     ===========   ============   ===========    ===========   ===========    ===========
CLASS A SHARES:
  Issued...........................   3,224,803      5,608,606      3,448,479     1,001,844      1,728,824      1,651,851
  Reinvested.......................          --              3             --            --            119             49
  Redeemed.........................  (3,486,770)    (5,079,545)    (2,687,965)     (997,097)    (1,493,090)    (1,633,350)
                                     -----------   ------------   -----------    -----------   -----------    -----------
  Change in Class A Shares.........    (261,967)       529,064        760,514         4,747        235,853         18,550
                                     ===========   ============   ===========    ===========   ===========    ===========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Amounts in thousands)

                                                  U.S. GOVERNMENT                                 TREASURY
                                            SECURITIES CASH MANAGEMENT                        CASH MANAGEMENT
                                                 MONEY MARKET FUND                           MONEY MARKET FUND
                                     -----------------------------------------   ------------------------------------------
                                     SIX MONTHS        YEAR           YEAR       SIX MONTHS        YEAR       SEPTEMBER 12,
                                        ENDED         ENDED          ENDED          ENDED         ENDED          1997 TO
                                      JUNE 30,     DECEMBER 31,   DECEMBER 31,    JUNE 30,     DECEMBER 31,   DECEMBER 31,
                                        1999           1998           1997          1999           1998          1997(A)
                                     -----------   ------------   ------------   -----------   ------------   -------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued......  $3,179,130    $ 5,277,035    $ 3,117,508    $  371,488    $    73,530      $   6,839
  Dividends reinvested.............         911          1,541          1,027            40             36             --
  Cost of shares redeemed..........  (3,341,480)    (4,795,113)    (2,953,337)     (212,543)       (42,220)        (5,989)
                                     -----------   -----------    -----------    -----------   -----------      ---------
  Change in net assets from Class I
    Share transactions.............  $ (161,439)   $   483,463    $   165,198    $  158,985    $    31,346      $     850
                                     ===========   ===========    ===========    ===========   ===========      =========
CLASS A SHARES:
  Proceeds from shares issued......  $1,742,612    $ 2,704,680    $ 2,047,006    $1,134,750    $ 1,878,719      $ 563,123
  Dividends reinvested.............          --            143             90             8             --             --
  Cost of shares redeemed..........  (1,534,976)    (2,502,717)    (1,896,480)   (1,334,784)    (1,753,426)      (357,401)
                                     -----------   -----------    -----------    -----------   -----------      ---------
  Change in net assets from Class A
    Share transactions.............  $  207,636    $   202,106    $   150,616    $ (200,026)   $   125,293      $ 205,722
                                     ===========   ===========    ===========    ===========   ===========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued...........................   3,179,130      5,277,035      3,117,508       371,489         73,530          6,839
  Reinvested.......................         911          1,541          1,027            40             36             --
  Redeemed.........................  (3,341,481)    (4,795,113)    (2,953,337)     (212,543)       (42,220)        (5,989)
                                     -----------   -----------    -----------    -----------   -----------      ---------
  Change in Class I Shares.........    (161,440)       483,463        165,198       158,986         31,346            850
                                     ===========   ===========    ===========    ===========   ===========      =========
CLASS A SHARES:
  Issued...........................   1,742,611      2,704,680      2,047,006     1,134,750      1,878,719        563,123
  Reinvested.......................          --            143             90             8             --             --
  Redeemed.........................  (1,534,976)    (2,502,717)    (1,896,480)   (1,334,784)    (1,753,426)      (357,401)
                                     -----------   -----------    -----------    -----------   -----------      ---------
  Change in Class A Shares.........     207,635        202,106        150,616      (200,026)       125,293        205,722
                                     ===========   ===========    ===========    ===========   ===========      =========

---------------

(a) Period from commencement of operations.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Amounts in thousands)

                                                                               MUNICIPAL
                                                                            CASH MANAGEMENT
                                                                           MONEY MARKET FUND
                                                              -------------------------------------------
                                                              SIX MONTHS                      AUGUST 18,
                                                                 ENDED        YEAR ENDED       1997 TO
                                                               JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                 1999            1998          1997(A)
                                                              -----------    ------------    ------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................   $ 448,773     $ 1,314,947      $ 322,413
  Proceeds from shares issued in conversion.................          --         178,164             --
  Dividends reinvested......................................         143              95             14
  Cost of shares redeemed...................................    (560,729)     (1,106,309)      (120,722)
                                                               ---------     -----------      ---------
  Change in net assets from Class I Share transactions......   $(111,813)    $   386,897      $ 201,705
                                                               =========     ===========      =========
CLASS A SHARES:
  Proceeds from shares issued...............................   $ 239,306     $   477,944      $ 200,616
  Cost of shares redeemed...................................    (284,250)       (473,235)      (144,082)
                                                               ---------     -----------      ---------
  Change in net assets from Class A Share transactions......   $ (44,944)    $     4,709      $  56,534
                                                               =========     ===========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................     448,773       1,314,947        322,413
  Issued in conversion......................................          --         178,164             --
  Reinvested................................................         143              95             14
  Redeemed..................................................    (560,729)     (1,106,309)      (120,722)
                                                               ---------     -----------      ---------
  Change in Class I Shares..................................    (111,813)        386,897        201,705
                                                               =========     ===========      =========
CLASS A SHARES:
  Issued....................................................     239,305         477,944        200,616
  Redeemed..................................................    (284,250)       (473,235)      (144,082)
                                                               ---------     -----------      ---------
  Change in Class A Shares..................................     (44,945)          4,709         56,534
                                                               =========     ===========      =========

------------

(a) Period from commencement of operations.

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor, are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.20% of the average daily net assets of the Cash Management Money Market Fund, the Treasury Prime Cash Management Money Market Fund, the U.S. Government Securities Cash Management Money Market Fund, the Treasury Cash Management Money Market Fund and the Municipal Cash Management Money Market Fund.

   Prior to March 29, 1999, the Pegasus Funds and First Chicago NBD Investment Management Company ("FCNIMCO") were parties to an investment advisory agreement under which the Advisor was entitled to a fee, computed daily and paid monthly, at an annual rate of 0.20% of the average net assets of the Funds.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund, Institutional Prime Money Market Fund and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

   Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   Prior to March 29, 1999, FCNIMCO and BISYS Fund Services
   ("Co-Administrators") were parties to a Co-Administration agreement under which the Co-Administrators were entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A shares are subject to distribution and shareholder services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plan, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the Funds. Up to 0.25% of the fees payable under the Plan may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plan may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor and Administrator voluntarily agreed to waive a portion of their fees. For the six months ended June 30, 1999, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                                 INVESTMENT
                                                                  ADVISORY      ADMINISTRATION
                                                                 FEES WAIVED     FEES WAIVED
                                                                 -----------    --------------
   Cash Management Money Market Fund...........................     $631             $72
   Treasury Prime Cash Management Money Market Fund............      192              17
   U.S. Government Securities Cash Management Money Market
     Fund......................................................      232              43
   Treasury Cash Management Money Market Fund..................      160              14
   Municipal Cash Management Money Market Fund.................      175              25

5. CONVERSION OF COMMON TRUST FUNDS:

   The net assets of certain common trust funds managed by FCNIMCO were exchanged in a tax-free conversion for shares of the corresponding Funds (Class I). The transactions were accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted and net asset value per share issued as of the conversion date (amounts in thousands, except per share amounts):

                                                                                          NET ASSET
                                                                                            VALUE
                                                                                             PER
                                                                   SHARES    NET ASSETS     SHARE
                                                                   ISSUED    CONVERTED     ISSUED
                                                                   -------   ----------   ---------
   September 18, 1998
   Cash Management Money Market Fund...........................    149,308    $149,308      $1.00
   Municipal Cash Management Money Market Fund.................    178,164     178,164       1.00

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

6. PEGASUS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Reorganization") of the Pegasus Funds pursuant to which all of the assets and liabilities of each Pegasus Fund was transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 29, 1999 following approval by shareholders of the Pegasus Funds at a special shareholder meeting. The following is a summary of shares outstanding and net assets immediately before and after the Reorganization (amounts in thousands):

                                                                                             AFTER
                                                          BEFORE REORGANIZATION          REORGANIZATION
                                                          ---------------------    --------------------------
                                                              PEGASUS CASH              CASH MANAGEMENT
                                                             MANAGEMENT FUND           MONEY MARKET FUND
                                                          ---------------------    --------------------------
    Shares............................................          2,422,998                   2,422,998
    Net assets........................................         $2,422,797                  $2,422,797

                                                                                             AFTER
                                                          BEFORE REORGANIZATION          REORGANIZATION
                                                          ---------------------    --------------------------
                                                            PEGASUS TREASURY             TREASURY PRIME
                                                               PRIME CASH               CASH MANAGEMENT
                                                             MANAGEMENT FUND           MONEY MARKET FUND
                                                          ---------------------    --------------------------
    Shares............................................           563,715                     563,715
    Net assets........................................          $563,697                    $563,697

                                                                                             AFTER
                                                          BEFORE REORGANIZATION          REORGANIZATION
                                                          ---------------------    --------------------------
                                                              PEGASUS U.S.
                                                               GOVERNMENT          U.S. GOVERNMENT SECURITIES
                                                             SECURITIES CASH            CASH MANAGEMENT
                                                             MANAGEMENT FUND           MONEY MARKET FUND
                                                          ---------------------    --------------------------
    Shares............................................          1,557,027                   1,557,027
    Net assets........................................         $1,556,520                  $1,556,520

                                                                                             AFTER
                                                          BEFORE REORGANIZATION          REORGANIZATION
                                                          ---------------------    --------------------------
                                                            PEGASUS TREASURY                TREASURY
                                                             CASH MANAGEMENT            CASH MANAGEMENT
                                                                  FUND                 MONEY MARKET FUND
                                                          ---------------------    --------------------------
    Shares............................................           419,386                     419,386
    Net assets........................................          $419,386                    $419,386

                                                                                             AFTER
                                                          BEFORE REORGANIZATION          REORGANIZATION
                                                          ---------------------    --------------------------
                                                                 PEGASUS                   MUNICIPAL
                                                             MUNICIPAL CASH             CASH MANAGEMENT
                                                             MANAGEMENT FUND           MONEY MARKET FUND
                                                          ---------------------    --------------------------
    Shares............................................           643,344                     643,344
    Net assets........................................          $643,367                    $643,367

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

7. FEDERAL TAX INFORMATION (UNAUDITED):

   As of the tax fiscal year-end, December 31, 1998, the following funds have capital loss carryforwards which are available to offset future capital gains if any (amounts in thousands):

                                                                           EXPIRES
                                                                  -------------------------
    FUND                                                          2001   2002   2003   2004   TOTAL
    ----                                                          ----   ----   ----   ----   -----
    Cash Management Money Market Fund...........................  $19    $151   $32    $--    $202
    U.S. Government Securities Cash Management Money Market
      Fund......................................................   --     450    57     --     507

   Capital losses incurred after October 31 within the Funds tax fiscal year may be deferred and treated as occurring on the first day of the following year. The following deferred losses will be treated as arising on the first day of the tax fiscal year ended December 31, 1998 (amounts in thousands):

    FUND                                                          AMOUNT
    ----                                                          ------
    Treasury Prime Cash Management Money Market Fund............   $14

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          CASH MANAGEMENT MONEY MARKET FUND
                                      -------------------------------------------------------------------------
                                                                   CLASS I SHARES
                                      -------------------------------------------------------------------------
                                      SIX MONTHS                                          JULY 1,        YEAR
                                        ENDED            YEAR ENDED DECEMBER 31,          1995 TO       ENDED
                                       JUNE 30,     ---------------------------------   DECEMBER 31,   JUNE 30,
                                         1999          1998        1997        1996       1995(A)        1995
                                      ----------    ----------   --------    --------   ------------   --------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................   $  1.000     $    1.000   $  1.000    $  1.000     $  1.000     $  1.000
                                       --------     ----------   --------    --------     --------     --------
Investment Activities:
  Net investment income.............      0.023          0.052      0.053       0.051        0.028        0.051
  Net realized gains (losses) from
    investments.....................         --             --(b)       --         --(b)         --(b)   (0.006)
                                       --------     ----------   --------    --------     --------     --------
Total from Investment Activities....      0.023          0.052      0.053       0.051        0.028        0.045
                                       --------     ----------   --------    --------     --------     --------
Distributions:
  Net investment income.............     (0.023)        (0.052)    (0.053)     (0.051)      (0.028)      (0.051)
                                       --------     ----------   --------    --------     --------     --------
Total Distributions.................     (0.023)        (0.052)    (0.053)     (0.051)      (0.028)      (0.051)
                                       --------     ----------   --------    --------     --------     --------
Increase due to Capital Contribution
  from an affiliate of FCNIMCO......         --             --         --          --           --        0.006
                                       --------     ----------   --------    --------     --------     --------
NET ASSET VALUE, END OF PERIOD......   $  1.000     $    1.000   $  1.000    $  1.000     $  1.000     $  1.000
                                       ========     ==========   ========    ========     ========     ========
Total Return........................       2.35%(d)       5.36%      5.41%       5.23%        2.80%(d)     5.19%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................   $947,776     $1,076,045   $705,270    $885,946     $389,127     $319,214
  Ratio of expenses to average net
    assets..........................       0.34%(e)       0.35%      0.35%       0.35%        0.35%(e)     0.35%
  Ratio of net investment income to
    average net assets..............       4.69%(e)       5.21%      5.36%       5.19%        5.51%(e)     5.11%
  Ratio of expenses to average net
    assets*.........................       0.40%(e)       0.39%      0.38%       0.42%        0.43%(e)     0.44%
  Ratio of net investment income to
    average net assets*.............       4.63%(e)       5.17%      5.33%       5.12%        5.43%(e)     5.02%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective July 1, 1995 the Fund changed its fiscal year end from June 30 to December 31.
(b) Amount is less than .001.
(c) If the Fund had not had a capital contribution by an affiliate of FCNIMCO during the period, the total return would have been 4.51%.
(d) Not annualized.
(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           CASH MANAGEMENT MONEY MARKET FUND
                                     -----------------------------------------------------------------------------
                                                                    CLASS A SHARES
                                     -----------------------------------------------------------------------------
                                     SIX MONTHS                                           JULY 1,      JANUARY 17,
                                       ENDED             YEAR ENDED DECEMBER 31,          1995 TO        1995 TO
                                      JUNE 30,      ---------------------------------   DECEMBER 31,    JUNE 30,
                                        1999           1998        1997        1996       1995(A)        1995(b)
                                     ----------     ----------   --------    --------   ------------   -----------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................  $   1.000      $    1.000   $  1.000    $  1.000     $  1.000       $ 1.000
                                     ----------     ----------   --------    --------     --------       -------
Investment Activities:
  Net investment income............      0.022           0.050      0.050       0.048        0.026         0.025
  Net realized gains (losses) from
    investments....................         --              --(c)       --         --(c)         --(c)        --(c)
                                     ----------     ----------   --------    --------     --------       -------
Total from Investment Activities...      0.022           0.050      0.050       0.048        0.026         0.025
                                     ----------     ----------   --------    --------     --------       -------
Distributions:
  Net investment income............     (0.022)         (0.050)    (0.050)     (0.048)      (0.026)       (0.025)
                                     ----------     ----------   --------    --------     --------       -------
Total Distributions................     (0.022)         (0.050)    (0.050)     (0.048)      (0.026)       (0.025)
                                     ----------     ----------   --------    --------     --------       -------
NET ASSET VALUE, END OF PERIOD.....  $   1.000      $    1.000   $  1.000    $  1.000     $  1.000       $ 1.000
                                     ==========     ==========   ========    ========     ========       =======
Total Return.......................       2.22%(d)        5.10%      5.15%       4.98%        2.68%(d)      2.47%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)..........................  $1,259,860     $1,521,827   $992,763    $232,249     $121,750       $11,372
  Ratio of expenses to average net
    assets.........................       0.60%(e)        0.60%      0.60%       0.60%        0.60%(e)      0.60%(e)
  Ratio of net investment income to
    average net assets.............       4.45%(e)        5.04%      5.11%       4.94%        5.25%(e)      5.46%(e)
  Ratio of expenses to average net
    assets*........................       0.65%(e)        0.64%      0.63%       0.67%        0.69%(e)      0.71%(e)
  Ratio of net investment income to
    average net assets*............       4.40%(e)        5.00%      5.08%       4.87%        5.16%(e)      5.35%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective July 1, 1995 the Fund changed its fiscal year end from June 30 to December 31.
(b) Period from commencement of operations.
(c) Amount is less than .001.
(d) Not annualized.
(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND
                                                   -------------------------------------------------------------
                                                                          CLASS I SHARES
                                                   -------------------------------------------------------------
                                                   SIX MONTHS                                        MARCH 22,
                                                     ENDED           YEAR ENDED DECEMBER 31,          1995 TO
                                                    JUNE 30,      ------------------------------    DECEMBER 31,
                                                      1999          1998       1997       1996        1995(a)
                                                   ----------     --------    -------    -------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD.............   $  1.000      $  1.000    $ 1.000    $ 1.000      $ 1.000
                                                    --------      --------    -------    -------      -------
Investment Activities:
  Net investment income..........................      0.021         0.047      0.048      0.047        0.040
  Net realized gains(losses) from investments....         --(b)         --         --         --(b)        --
                                                    --------      --------    -------    -------      -------
Total from Investment Activities.................      0.021         0.047      0.048      0.047        0.040
                                                    --------      --------    -------    -------      -------
Distributions:
  Net investment income..........................     (0.021)       (0.047)    (0.048)    (0.047)      (0.040)
                                                    --------      --------    -------    -------      -------
Total Distributions..............................     (0.021)       (0.047)    (0.048)    (0.047)      (0.040)
                                                    --------      --------    -------    -------      -------
NET ASSET VALUE, END OF PERIOD...................   $  1.000      $  1.000    $ 1.000    $ 1.000      $ 1.000
                                                    ========      ========    =======    =======      =======
Total Return.....................................       2.12%(c)      4.76%      4.90%      4.86%        4.06%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..............   $125,645      $189,630    $90,813    $70,120      $14,008
  Ratio of expenses to average net assets........       0.35%(d)      0.35%      0.35%      0.35%        0.35%(d)
  Ratio of net investment income to average net
    assets.......................................       4.24%(d)      4.55%      4.79%      4.84%        5.16%(d)
  Ratio of expenses to average net assets*.......       0.42%(d)      0.40%      0.40%      0.46%        1.23%(d)
  Ratio of net investment income to average net
    assets*......................................       4.17%(d)      4.50%      4.74%      4.73%        4.28%(d)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Amount is less than .001.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                       TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND
                                                 -------------------------------------------------------------
                                                                        CLASS A SHARES
                                                 -------------------------------------------------------------
                                                 SIX MONTHS                                        MARCH 22,
                                                   ENDED           YEAR ENDED DECEMBER 31,          1995 TO
                                                  JUNE 30,     --------------------------------   DECEMBER 31,
                                                    1999         1998        1997        1996       1995(a)
                                                 ----------    --------    --------    --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD...........   $  1.000     $  1.000    $  1.000    $  1.000     $  1.000
                                                  --------     --------    --------    --------     --------
Investment Activities:
  Net investment income........................      0.020        0.044       0.045       0.045        0.038
  Net realized gains (losses) from
    investments................................         --(b)        --          --          --           --
                                                  --------     --------    --------    --------     --------
Total from Investment Activities...............      0.020        0.044       0.045       0.045        0.038
                                                  --------     --------    --------    --------     --------
Distributions:
  Net investment income........................     (0.020)      (0.044)     (0.045)     (0.045)      (0.038)
                                                  --------     --------    --------    --------     --------
Total Distributions............................     (0.020)      (0.044)     (0.045)     (0.045)      (0.038)
                                                  --------     --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD.................   $  1.000     $  1.000    $  1.000    $  1.000     $  1.000
                                                  ========     ========    ========    ========     ========
Total Return...................................       2.00%(c)     4.50%       4.64%       4.60%        3.86%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............   $474,180     $469,443    $233,590    $215,040     $130,559
  Ratio of expenses to average net assets......       0.60%(d)     0.60%       0.60%       0.60%        0.60%(d)
  Ratio of net investment income to average net
    assets.....................................       3.99%(d)     4.35%       4.54%       4.59%        4.72%(d)
  Ratio of expenses to average net assets*.....       0.67%(d)     0.65%       0.65%       0.71%        0.74%(d)
  Ratio of net investment income to average net
    assets*....................................       3.92%(d)     4.30%       4.49%       4.48%        4.58%(d)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Amount is less than .001.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                             U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND
                                       -------------------------------------------------------------------------
                                                                    CLASS I SHARES
                                       -------------------------------------------------------------------------
                                       SIX MONTHS                                         JUNE 1,         YEAR
                                         ENDED           YEAR ENDED DECEMBER 31,          1995 TO        ENDED
                                        JUNE 30,     --------------------------------   DECEMBER 31,    MAY 31,
                                          1999          1998        1997       1996       1995(A)         1995
                                       ----------    ----------   --------   --------   ------------    --------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................   $  1.000     $    1.000   $  1.000   $  1.000     $  1.000      $  1.000
                                        --------     ----------   --------   --------     --------      --------
Investment Activities:
  Net investment income..............      0.023          0.051      0.052      0.050        0.032         0.049
  Net realized gains (losses) from
    investments......................         --(b)          --         --(b)       --(b)         --(b)       --(b)
                                        --------     ----------   --------   --------     --------      --------
Total from Investment Activities.....      0.023          0.051      0.052      0.050        0.032         0.049
                                        --------     ----------   --------   --------     --------      --------
Distributions:
  Net investment income..............     (0.023)        (0.051)    (0.052)    (0.050)      (0.032)       (0.049)
                                        --------     ----------   --------   --------     --------      --------
Total Distributions..................     (0.023)        (0.051)    (0.052)    (0.050)      (0.032)       (0.049)
                                        --------     ----------   --------   --------     --------      --------
NET ASSET VALUE, END OF PERIOD.......   $  1.000     $    1.000   $  1.000   $  1.000     $  1.000      $  1.000
                                        ========     ==========   ========   ========     ========      ========
Total Return.........................       2.28%(c)       5.26%      5.34%      5.15%        3.24%(c)      5.03%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)............................   $856,449     $1,017,830   $534,364   $369,163     $489,395      $475,248
  Ratio of expenses to average net
    assets...........................       0.35%(d)       0.35%      0.35%      0.35%        0.35%(d)      0.34%
  Ratio of net investment income to
    average net assets...............       4.56%(d)       5.11%      5.27%      5.09%        5.46%(d)      4.94%
  Ratio of expenses to average net
    assets*..........................       0.38%(d)       0.37%      0.36%      0.43%        0.42%(d)      0.41%
  Ratio of net investment income to
    average net assets*..............       4.53%(d)       5.09%      5.26%      5.01%        5.39%(d)      4.87%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective June 1, 1995, the fund changed its fiscal year end from May 31 to December 31.
(b) Amount is less than .001.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                              U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND
                                       --------------------------------------------------------------------------
                                                                     CLASS A SHARES
                                       --------------------------------------------------------------------------
                                       SIX MONTHS                                        JUNE 1,      JANUARY 17
                                         ENDED           YEAR ENDED DECEMBER 31,         1995 TO        1995 TO
                                        JUNE 30,     -------------------------------   DECEMBER 31,     MAY 31,
                                          1999         1998       1997        1996       1995(A)        1995(b)
                                       ----------    --------   --------    --------   ------------   -----------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................   $  1.000     $  1.000   $  1.000    $  1.000     $ 1.000        $ 1.000
                                        --------     --------   --------    --------     -------        -------
Investment Activities:
  Net investment income..............      0.021        0.049      0.050       0.048       0.031          0.020
  Net realized gains (losses) from
    investments......................         --(c)        --         --(c)       --(c)        --(c)         --(c)
                                        --------     --------   --------    --------     -------        -------
Total from Investment Activities.....      0.021        0.049      0.050       0.048       0.031          0.020
                                        --------     --------   --------    --------     -------        -------
Distributions:
  Net investment income..............     (0.021)      (0.049)    (0.050)     (0.048)     (0.031)        (0.020)
                                        --------     --------   --------    --------     -------        -------
Total Distributions..................     (0.021)      (0.049)    (0.050)     (0.048)     (0.031)        (0.020)
                                        --------     --------   --------    --------     -------        -------
NET ASSET VALUE, END OF PERIOD.......   $  1.000     $  1.000   $  1.000    $  1.000     $ 1.000        $ 1.000
                                        ========     ========   ========    ========     =======        =======
Total Return.........................       2.16%(d)     5.00%      5.08%       4.89%       3.09%(d)       2.01%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)............................   $767,457     $559,770   $357,663    $207,046     $56,000        $16,702
  Ratio of expenses to average net
    assets...........................       0.60%(e)     0.60%      0.60%       0.60%       0.60%(e)       0.57%(e)
  Ratio of net investment income to
    average net assets...............       4.31%(e)     4.87%      5.02%       4.84%       5.17%(e)       5.48%(e)
  Ratio of expenses to average net
    assets*..........................       0.63%(e)     0.62%      0.61%       0.68%       0.69%(e)       0.66%(e)
  Ratio of net investment income to
    average net assets*..............       4.28%(e)     4.85%      5.01%       4.76%       5.08%(e)       5.39%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective June 1, 1995, the Fund changed its fiscal year end from May 31 to December 31.
(b) Period from commencement of operations.
(c) Amount is less than .001.
(d) Not annualized.
(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        TREASURY CASH MANAGEMENT
                                                                           MONEY MARKET FUND
                                                              --------------------------------------------
                                                                             CLASS I SHARES
                                                              --------------------------------------------
                                                              SIX MONTHS                     SEPTEMBER 12,
                                                                 ENDED        YEAR ENDED        1997 TO
                                                               JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                 1999            1998           1997(a)
                                                              -----------    ------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $  1.000        $ 1.000          $ 1.000
                                                               --------        -------          -------
Investment Activities:
  Net investment income.....................................      0.022          0.051            0.016
                                                               --------        -------          -------
Total from Investment Activities............................      0.022          0.051            0.016
                                                               --------        -------          -------
Distributions:
  Net investment income.....................................     (0.022)        (0.051)          (0.016)
                                                               --------        -------          -------
Total Distributions.........................................     (0.022)        (0.051)          (0.016)
                                                               --------        -------          -------
NET ASSET VALUE, END OF PERIOD..............................   $  1.000        $ 1.000          $ 1.000
                                                               ========        =======          =======
Total Return................................................       2.22%(b)       5.20%            5.29%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................   $191,181        $32,196          $   850
  Ratio of expenses to average net assets...................       0.35%(c)       0.35%            0.35%(c)
  Ratio of net investment income to average net assets......       4.44%(c)       4.97%            5.28%(c)
  Ratio of expenses to average net assets*..................       0.43%(c)       0.40%            0.41%(c)
  Ratio of net investment income to average net assets*.....       4.36%(c)       4.92%            5.22%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        TREASURY CASH MANAGEMENT
                                                                           MONEY MARKET FUND
                                                              --------------------------------------------
                                                                             CLASS A SHARES
                                                              --------------------------------------------
                                                              SIX MONTHS                     SEPTEMBER 12,
                                                                 ENDED        YEAR ENDED        1997 TO
                                                               JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                 1999            1998           1997(a)
                                                              -----------    ------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $  1.000        $  1.000        $  1.000
                                                               --------        --------        --------
Investment Activities:
  Net investment income.....................................      0.021           0.048           0.015
                                                               --------        --------        --------
Total from Investment Activities............................      0.021           0.048           0.015
                                                               --------        --------        --------
Distributions:
  Net investment income.....................................     (0.021)         (0.048)         (0.015)
                                                               --------        --------        --------
Total Distributions.........................................     (0.021)         (0.048)         (0.015)
                                                               --------        --------        --------
NET ASSET VALUE, END OF PERIOD..............................   $  1.000        $  1.000        $  1.000
                                                               ========        ========        ========
Total Return................................................       2.10%(b)        4.94%           5.04%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................   $130,989        $331,015        $205,722
  Ratio of expenses to average net assets...................       0.60%(c)        0.60%           0.60%(c)
  Ratio of net investment income to average net assets......       4.19%(c)        4.82%           5.03%(c)
  Ratio of expenses to average net assets*..................       0.68%(c)        0.65%           0.66%(c)
  Ratio of net investment income to average net assets*.....       4.11%(c)        4.77%           4.97%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       MUNICIPAL CASH MANAGEMENT
                                                                           MONEY MARKET FUND
                                                              -------------------------------------------
                                                                            CLASS I SHARES
                                                              -------------------------------------------
                                                              SIX MONTHS                      AUGUST 18,
                                                                 ENDED        YEAR ENDED       1997 TO
                                                               JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                 1999            1998          1997(a)
                                                              -----------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $  1.000        $  1.000        $  1.000
                                                               --------        --------        --------
Investment Activities:
  Net investment income.....................................      0.014           0.032           0.013
  Net realized gains (losses) from investments..............         --(b)           --              --
                                                               --------        --------        --------
Total from Investment Activities............................      0.014           0.032           0.013
                                                               --------        --------        --------
Distributions:
  Net investment income.....................................     (0.014)         (0.032)         (0.013)
                                                               --------        --------        --------
Total Distributions.........................................     (0.014)         (0.032)         (0.013)
                                                               --------        --------        --------
NET ASSET VALUE, END OF PERIOD..............................   $  1.000        $  1.000        $  1.000
                                                               ========        ========        ========
Total Return................................................       1.39%(c)        3.20%           3.39%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................   $476,802        $588,602        $201,705
  Ratio of expenses to average net assets...................       0.35%(d)        0.35%           0.35%(d)
  Ratio of net investment income to average net assets......       2.77%(d)        3.12%           3.37%(d)
  Ratio of expenses to average net assets*..................       0.41%(d)        0.39%           0.41%(d)
  Ratio of net investment income to average net assets*.....       2.71%(d)        3.08%           3.31%(d)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Amount is less than .001.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       MUNICIPAL CASH MANAGEMENT
                                                                           MONEY MARKET FUND
                                                              -------------------------------------------
                                                                            CLASS A SHARES
                                                              -------------------------------------------
                                                              SIX MONTHS                      AUGUST 18,
                                                                 ENDED        YEAR ENDED       1997 TO
                                                               JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                                 1999            1998          1997(A)
                                                              -----------    ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 1.000        $ 1.000         $ 1.000
                                                                -------        -------         -------
Investment Activities:
  Net investment income.....................................      0.013          0.029           0.012
  Net realized gains (losses) from investments..............         --(b)          --              --
                                                                -------        -------         -------
Total from Investment Activities............................      0.013          0.029           0.012
                                                                -------        -------         -------
Distributions:
  Net investment income.....................................     (0.013)        (0.029)         (0.012)
                                                                -------        -------         -------
Total Distributions.........................................     (0.013)        (0.029)         (0.012)
                                                                -------        -------         -------
NET ASSET VALUE, END OF PERIOD..............................    $ 1.000        $ 1.000         $ 1.000
                                                                =======        =======         =======
Total Return................................................       1.27%(c)       2.95%           3.14%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $16,299        $61,243         $56,534
  Ratio of expenses to average net assets...................       0.60%(d)       0.60%           0.60%(d)
  Ratio of net investment income to average net assets......       2.52%(d)       2.90%           3.12%(d)
  Ratio of expenses to average net assets*..................       0.66%(d)       0.64%           0.66%(d)
  Ratio of net investment income to average net assets*.....       2.46%(d)       2.86%           3.06%(d)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Amount is less than .001.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

To the Shareholders and Board of Trustees of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cash Management Money Market Fund (formerly the Pegasus Cash Management Fund), the Treasury Prime Cash Management Money Market Fund (formerly the Pegasus Treasury Prime Cash Management Fund), the U.S. Government Securities Cash Management Money Market Fund (formerly the Pegasus U.S. Government Securities Cash Management
Fund), the Treasury Cash Management Money Market Fund (formerly the Pegasus Treasury Cash Management Fund) and the Municipal Cash Management Money Market Fund (formerly the Pegasus Municipal Cash Management Fund) (five series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 1999, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for the six month period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial statements of each of the Funds for all periods ended on or before December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP
Columbus, Ohio
August 20, 1999

                 (This page has been left blank intentionally.)

Important Customer Information.
Please Read:

Shares of One Group:

- are not deposits or obligations of, or guaranteed by, BANK ONE CORPORATION or its affiliates

- are not insured or guaranteed by the FDIC or by any other governmental agency or government-sponsored agency of the federal government or any state

- are subject to investment risks, including possible loss of the principal amount invested.

Banc One Investment Advisors Corporation, a registered investment advisor and an indirect subsidiary of BANK ONE CORPORATION, serves as an investment advisor to One Group, for which it receives advisory fees. One Group is distributed by The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, which is not affiliated with BANK ONE CORPORATION and is not a bank. Contact us at our web site address: www.onegroup.com or e-mail us at onegroup@onegroup.com.

For more complete information on any of One Group Funds, including management fees and expenses, you may obtain a prospectus from The One Group Services Company. Read the prospectus carefully before investing.


BANC ONE
INVESTMENT
ADVISORS
CORPORATION

[BANK ONE LOGO]


                                                             TOG-F-227-AN (8/99)